SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)


---------------------------------------------
JPMORGAN INTERNATIONAL EQUITY
FUNDS


FLEMING EUROPEAN FUND

FLEMING JAPAN FUND

FLEMING INTERNATIONAL GROWTH FUND

FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

FLEMING INTERNATIONAL EQUITY FUND





                                                    [LOGO] JPMORGAN FLEMING
                                                           ASSET MANAGEMENT

CONTENTS


Letter to the Shareholders .........................1

JPMorgan Fleming European Fund
Fund Commentary ....................................3

JPMorgan Fleming Japan Fund
Fund Commentary ....................................6

JPMorgan Fleming International Growth Fund
Fund Commentary ....................................9

JPMorgan Fleming International Equity Fund
Fund Commentary ...................................12

Portfolios of Investments .........................15

Financial Statements ..............................24

Notes to Financial Statements .....................29

International Equity Portfolio ....................50

Portfolio Financial Statements ....................54


HIGHLIGHTS

- As the reporting period began in November, the U.S. economy was noticeably weaker.

- Faced by multiple recession risks and the threat of inflation, the Federal Reserve Board eased its monetary policy during the reporting period.

- As a result of their concerns about the economy, investors avoided lower quality corporate issues in favor of high-quality corporate and government bonds.




                NOT FDIC INSURED  May lose value / No bank guarantee

        JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

                       JPMorgan INTERNATIONAL EQUITY FUNDS


LETTER TO THE SHAREHOLDERS

                                                                    June 4, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Fleming International Equity Funds for the six months ended April 30, 2001. As you may know, the JPMorgan Fleming Tax Aware International Opportunities Fund was also launched on April 30, 2001, so you will see financial information reflecting investments made on the last day of the reporting period. Inside, you'll find information on the performance of each Fund along with a report from the portfolio management team. As you are aware, your Fund's Trustees approved the proposal to rename your Funds on February 28, 2001 as the JPMorgan Funds. Please be assured of our commitment to you, and know that the investment objectives and the account privileges of your Fund will remain unchanged.

GLOBAL STOCK MARKETS STRUGGLE WITH U.S. SLOWDOWN, CHANGING TECHNOLOGY PROSPECTS

The six months of the reporting period were generally difficult ones for global equity markets as investors attempted to come to terms with an economic slowdown in the United States and significantly lower earnings expectations for corporations around the world, particularly those in the technology and telecommunications sectors.

Major global markets performed in line with each other throughout the period. The U.S. market as measured by the S&P 500 had a total return of -12.06%, roughly the same as the MSCI Japan Index, -12.04%. However, the negative returns in Japan were largely a result of currency conversion; the yen-based Topix actually had a positive total return of 2.55% for the reporting period. The MSCI Europe Index was off by -7%, with currency being a positive factor early in the period and negative in the latter part as the Euro again slumped relative to the dollar. In fact, dollar strength was an ongoing feature of the reporting period.

Performance trends were roughly the same as major markets turned in mixed performance in November and December 2000, rallied in January on the heels of the surprise inter-meeting Fed rate cut on January 3, moved down in February and March before staging a strong rally in April. The exception was better performance in Japan starting in February due to the Bank of Japan's reinstitution of a zero-interest rate policy.

LOCAL ISSUES TAKE BACK SEAT TO THE FED

While performance trends were similar due to the large influence of the Fed, local issues had an impact on market moves overseas. In Europe, the view that the Euro-zone could continue healthy economic growth despite the U.S. downturn helped defensive stocks in the region, but as the period wore on there were signs of slowing, especially in Germany and France. In Japan, markets were buffeted during the period by the unwinding of cross-shareholdings, little growth and renewed questions about the government's commitment to restructuring

JPMORGAN INTERNATIONAL EQUITY FUNDS
AS OF APRIL 30, 2001 (UNAUDITED)


and reform. However, a reversal occurred thanks to the zero-interest rate policy and major political changes.

As of this writing, recession risks in the U.S. have fallen dramatically as the inventory correction has run its course and the Fed has proven its willingness to stimulate the economy through short-term interest rate cuts. Within developed markets, the valuation anomalies between growth and value, small and big cap, and "new economy" versus old have corrected considerably. This suggests a return to broader-based investment policies where stock selection in a tough corporate environment may be more rewarding than large thematic sector bets. This is an environment in which our portfolio management teams thrive, and we look forward to working toward our goal of providing investors with solid risk-adjusted returns.

On behalf of all of us at JPMorgan Fleming Asset Management, I thank you for your business. We look forward to serving your investment needs for many years to come.

Sincerely,


/s/ George Gatch


George Gatch
Managing Director

                       JPMorgan FLEMING EUROPEAN FUND
                                AS OF APRIL 30, 2001 (UNAUDITED)


HOW THE FUND PERFORMED

The JPMorgan Fleming European Fund had a total return of -10.05% (Class A shares, without sales charges) for the six months ended April 30, 2001. This compares to a total return of -7.00% for the MSCI Europe Index.

HOW THE FUND WAS MANAGED

The Fund began the reporting period in a relatively defensive position, but in November the management team began increasing the risk profile by switching from defensive stocks into cyclical sectors. Specifically, the Fund added "value cyclicals," particularly those in building and construction, and chemicals. In anticipation of a better interest rate cycle in the United Kingdom, the Fund's exposure to interest-rate sensitive cyclicals was increased.

Moving into 2001, the Fund benefited from its underweight position in the telecommunications and equipment sectors as key index stocks such as Nokia, Ericsson and Vodafone performed poorly. The earlier move into value cyclicals was mostly positive, although it left the Fund underweight important index stocks in the energy and pharmaceutical sectors. As the reporting period ended, the Fund was participating in the broad rally.

LOOKING AHEAD

Looking ahead, we view the U.K. market as attractive given that valuations remain cheap (especially among value cyclicals) while monetary and fiscal easing are likely to stimulate economic growth and corporate profits as the year progresses. We ended the reporting period less positive about Continental Europe, but one of our major concerns was lifted when the European Central Bank
(ECB) cut short-term interest rates in May. Clearly, the main concern among investors is the extent to which the European economy may slow. This concern is being exacerbated by the increasingly complex relationship between economic growth and inflation. However, we expect inflationary pressures to ease as growth slows, allowing the ECB to sanction further Euro-zone rate cuts in order to help stimulate the economy.

JPMORGAN FLEMING EUROPEAN FUND
AS OF APRIL 30, 2001 (UNAUDITED)


PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United Kingdom           21.7%
France                   19.6%
Spain                    11.2%
Netherlands              10.1%
Germany                   8.8%
Norway                    6.1%
Italy                     5.8%
Belgium                   3.9%
Finland                   2.8%
Sweden                    2.7%
Austria                   2.5%
Denmark                   2.0%
Other                     1.7%
Portugal                  1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. ENI-ENTE NAZIONALE IDROCARBURI SPA (2.4%) An integrated oil and gas company. The Company is based in Italy and has operations in over 70 countries. ENI explores for, distributes, refines and markets petroleum products. The Company manufactures petrochemicals, such as ethylene, and provides off-shore oil and gas pipelaying services.

2. VALLOUREC SA (2.1%) Through subsidiaries, manufactures steel and alloy tubing and a wide range of components. The Company's products are used by the automobile, oil and gas refining, petrochemical, transport mechanical, construction, and electrical industries.

3. ROYAL DUTCH PETROLEUM CO. (2.1%) Involved in all phases of the petroleum and petrochemicals industries from exploration to final processing, delivery and marketing.

4. OMV AG (2.0%) A Company who explores and refines crude oil and natural gas. The Company sells refined products through gas stations and distributors. The Company also manufactures plastics such as polyolefins and technical plastics.

5. OPG GROEP NV (2.0%) Markets, wholesales, and distributes pharmaceutical and medical products, and provides gamma irradiation services.

6. GLAVERBEL SA (1.9%) Manufactures and sells flat glass. The Company produces float, patterned, and laminated glass, insulated glass for construction, safety glass, mirrors, and fire-resistant glass, and glass used in electronics, domestic appliances, medicine, and photography.

7. METROVACESA SA (1.9%) A property holding company. The Company, through subsidiaries, develops, leases and sells apartment blocks, underground parking and garages and office blocks, and also develops shopping malls.

8. VALLEHERMOSO SA (1.7%) Develops real estate in Spain. The Company builds housing, office buildings, factories, shopping malls, hotels, and retirement homes, offers building maintenance services, and manages real estate investment funds.

9. HUGO BOSS AG (1.6%) Designs, produces, and markets brand name clothing and accessories worldwide. The Company's products, which are marketed under such brand names as Boss, Hugo, and Baldessarini, are sold through subsidiaries, franchises and retail outlets.

10. MOTHERCARE PLC (1.5%) A retailer of clothing and homeware products, nursery equipment and food services. The Company mostly specializes in women's, infant and children's clothing.

Top 10 equity holdings comprised 19.2% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                                  JPMORGAN FLEMING EUROPEAN FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS
                                                            SINCE INCEPTION
                                    1 YEAR       5 YEARS       (11/2/95)
--------------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE                -23.71%       13.50%        14.51%
   WITH SALES CHARGE                   -28.11%       12.17%        13.28%
--------------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                        -24.25%       12.69%        13.70%
   WITH CDSC                           -27.65%       12.44%        13.59%
--------------------------------------------------------------------------------
 CLASS C SHARES
   WITHOUT CDSC                        -24.30%       12.67%        13.68%
   WITH CDSC                           -24.98%       12.67%        13.68%


LIFE OF FUND PERFORMANCE (11/2/95 TO 4/30/01)

[CHART]

                 JPMorgan Fleming
                 European Fund                       Lipper European
                 (Class A)        MSCI Europe Index  Funds Index
     10/31/1995            $9,425           $10,000          $10,000
     11/30/1995            $9,453           $10,075           $9,894
     12/31/1995            $9,607           $10,397          $10,102
      1/31/1996            $9,674           $10,469          $10,178
      2/29/1996           $10,023           $10,664          $10,521
      3/31/1996           $10,344           $10,795          $10,772
      4/30/1996           $10,542           $10,877          $10,980
      5/31/1996           $10,712           $10,965          $11,258
      6/30/1996           $11,110           $11,090          $11,361
      7/31/1996           $10,730           $10,955          $11,057
      8/31/1996           $10,977           $11,284          $11,417
      9/30/1996           $11,234           $11,525          $11,562
     10/31/1996           $11,396           $11,796          $11,804
     11/30/1996           $11,947           $12,397          $12,301
     12/31/1996           $12,308           $12,642          $12,576
      1/31/1997           $12,463           $12,680          $12,707
      2/28/1997           $12,743           $12,851          $12,898
      3/31/1997           $13,001           $13,270          $13,200
      4/30/1997           $12,918           $13,207          $13,032
      5/31/1997           $13,073           $13,775          $13,548
      6/30/1997           $13,850           $14,468          $14,186
      7/31/1997           $14,377           $15,150          $14,602
      8/31/1997           $13,746           $14,288          $13,886
      9/30/1997           $14,803           $15,676          $15,136
     10/31/1997           $14,606           $14,910          $14,503
     11/30/1997           $14,555           $14,761          $14,612
     12/31/1997           $14,939           $15,304          $14,953
      1/31/1998           $15,776           $15,945          $15,510
      2/28/1998           $17,199           $17,195          $16,788
      3/31/1998           $18,599           $18,425          $18,059
      4/30/1998           $19,161           $18,786          $18,475
      5/31/1998           $19,663           $19,171          $18,938
      6/30/1998           $19,844           $19,386          $18,993
      7/31/1998           $20,623           $19,773          $19,356
      8/31/1998           $17,196           $17,290          $16,561
      9/30/1998           $16,477           $16,283          $15,634
     10/31/1998           $17,340           $17,591          $16,726
     11/30/1998           $18,275           $18,532          $17,680
     12/31/1998           $19,147           $19,348          $18,504
      1/31/1999           $20,165           $19,228          $18,833
      2/28/1999           $19,000           $18,745          $18,283
      3/31/1999           $18,964           $18,955          $18,334
      4/30/1999           $19,607           $19,524          $18,859
      5/31/1999           $18,587           $18,590          $18,174
      6/30/1999           $18,951           $18,908          $18,636
      7/31/1999           $19,291           $19,088          $18,949
      8/31/1999           $19,497           $19,286          $19,102
      9/30/1999           $19,534           $19,142          $18,894
     10/31/1999           $20,044           $19,850          $19,535
     11/30/1999           $22,750           $20,390          $20,892
     12/31/1999           $26,051           $22,484          $23,591
      1/31/2000           $25,741           $20,888          $22,832
      2/29/2000           $28,235           $21,982          $25,978
      3/31/2000           $27,642           $22,519          $25,996
      4/30/2000           $26,026           $21,530          $24,587
      5/31/2000           $25,076           $21,358          $24,091
      6/30/2000           $25,423           $21,821          $24,661
      7/31/2000           $24,891           $21,476          $24,472
      8/31/2000           $24,682           $21,229          $24,565
      9/30/2000           $23,448           $20,240          $23,297
     10/31/2000           $22,053           $20,090          $22,589
     11/30/2000           $20,869           $19,317          $21,380
     12/31/2000           $22,194           $20,654          $22,986
      1/31/2001           $22,125           $20,687          $22,917
      2/28/2001           $20,893           $18,877          $20,985
      3/31/2001           $18,906           $17,459          $19,143
      4/30/2001           $19,837           $18,683          $20,410

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the one-year period, 3% for the three-year period and 2% for the period since inception. Class C Shares CDSC: 1% for the one-year period and 0% thereafter.

The Fund commenced operations on 11/2/95. Class B and C Shares were introduced on 11/3/95 and 11/1/98 respectively. Performance prior to introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B and C Shares.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of JPMorgan Fleming European Fund, the Lipper European Funds Index and the MSCI Europe Index from November 2, 1995 to April 30, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The performance of the benchmarks reflect an initial investment at the end of the month preceding the Fund's commencement of operations.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper European Funds Index represents the performance of the 30 largest European funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI Europe Index is a replica (or model) of the performance of the European markets. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

International investing involves a greater degree of risk and increased volatility. Changes in currency and exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "Regional" fund investing.

                         JPMorgan FLEMING JAPAN FUND
                                  AS OF APRIL 30, 2001 (UNAUDITED)


HOW THE FUND PERFORMED

JPMorgan Fleming Japan Fund had a total return of -13.55% (Class A Shares, without sales charges) for the six months ended April 30, 2001. This compares with a total return of -12.04% for the MSCI Japan Index.

HOW THE FUND WAS MANAGED

In late 2000, investors in Japan favored sectors with a high degree of earnings visibility and turned their backs on communications, electricals and services. Although the Fund retained holdings in many technology-related companies, this was balanced by a high relative weighting in the defensive sectors, which contributed to the steady performance of the Fund relative to its benchmark index. The Fund also benefited from selected investments in stocks such as Olympus Optical and Dainippon Printing, where specific growth stories began to emerge. The main detractor from performance in late 2000 was the consumer discretionary sector, where Sony's Playstation II production problems affected Sony's share price as well as those of the product's suppliers, including Namco.

In the latter half of the reporting period, holdings in exporters such as Canon, Honda Motor and Yamaha Motor did well in response to Yen weakness and strong monthly data. One of the biggest contributors to relative performance was an underweight position in fiber optical stocks, which performed poorly amid the overall positive market environment. There was also strong performance from individual stocks such as JAFCO, Futures System Consulting and Kissei Pharmaceutical, where specific growth stories are emerging.

LOOKING AHEAD

We are cautiously optimistic that Japan will continue outpacing other markets this year. Support comes from the Bank of Japan's zero interest rate policy, which appears to be the start of a concerted effort to eradicate deflation. However, the extent to which the Topix Index can rise depends on the degree of real structural reform under Prime Minister Koizumi. Investors rightly believe that Japan is unprepared for a "Thatcher-style" revolution since strong medicine at this point would probably kill off the patient. Evidence of a more gradual strategy is needed to provoke renewed confidence and attract domestic buyers to the market.

                                                     JPMORGAN FLEMING JAPAN FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)


PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Technology                   32.7%
Consumer Cyclicals           22.3%
Financial                    13.8%
Health Care                  11.0%
Utilities                     7.9%
Capital Goods                 6.9%
Basic Materials               2.2%
Consumer Staples              1.1%
Transportation                1.1%
Real Estate                   1.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. NIPPON TELEGRAPH & TELEPHONE CORP. (5.2%) Provides a variety of telecommunication services, including telephone, telegraph, leased circuits, data communication, terminal equipment sales and related services. The Company provides both local and long-distance telephone services within Japan.

2. TAKEDA CHEMICAL INDUSTRIES (4.7%) Produces and sells health-care related products. It specializes in pharmaceuticals, cosmetics, food supplements, vitamins, chemicals and environmental materials, which includes pesticides and other agrochemicals. It researches and develops new drugs using its own biotechnology.

3. TOYOTA MOTOR CORP. (4.5%) Produces, sells, leases and repairs passenger cars, trucks, buses, boats and airplanes in Japan and overseas.

4. SONY CORP. (4.3%) Develops and manufactures consumer and industrial electronic equipment. The Company's products include audio and video equipment, televisions, displays, semiconductors, electronic components, computers and computer peripherals and telecommunication equipment.

5. MITSUBISHI TOKYO FINANCIAL GROUP, INC. (3.0%) The Company provides a variety of financial and investment services including commercial banking, trust banking, international finance, and assets management services.

6. PIONEER CORP. (2.9%) Manufactures and sells audio and video equipment for household, industrial, and automobile use. The Company produces and sells visual and music software and media such as DVD's and CDs.

7. ORIENTAL LAND CO., LTD (2.3%) The Company who operates the Tokyo Disneyland. The Company also operates restaurants within the complex and sells Disney merchandise.

8. JAFCO CO., LTD (2.3%) Forms venture capital groups to invest primarily in domestic and foreign private companies with high potential for future growth. The Company also provides management services to the groups, makes loans and offers consultation services to the invested companies.

9. MINEBEA CO., LTD (2.3%) Manufactures and markets miniature and instrument ball bearings. The Company also makes DC motors, servo motors, stepping motors, spindle motors, pivot assemblies, rod-end and spherical bearings, fasteners, and computer keyboards.

10. MATSUSHITA ELECTRIC WORKS LTD (2.2%) A manufacture of building materials and light equipment. The Company also produces electrical appliances, information equipment, electronic materials, and automation controls.



Top 10 equity holdings comprised 33.7% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMORGAN FLEMING JAPAN FUND
AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                           SINCE INCEPTION
                                    1 YEAR       5 YEARS      (11/2/95)
--------------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE              -29.16%       -7.44%        -4.91%
   WITH SALES CHARGE                 -33.21%       -8.53%        -5.93%
--------------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                      -29.56%       -8.03%        -5.51%
   WITH CDSC                         -33.08%       -8.37%        -5.67%

LIFE OF FUND PERFORMANCE (11/2/95 TO 4/30/01)

[CHART]

            JPMorgan Fleming  Lipper Japan Equity  Tokyo SE (Topix)   MSCI
            Japan Fund        Funds Average        1st Section Index  Japan Index
     11/95            $9,425            $10,229           $10,578     $10,593
     12/95            $9,679            $10,656           $11,082     $11,136
      1/96            $9,802            $10,661           $10,932     $10,992
      2/96            $9,604            $10,442           $10,751     $10,797
      3/96           $10,038            $10,744           $11,105     $11,179
      4/96           $10,518            $11,390           $11,845     $11,817
      5/96           $10,057            $11,005           $11,264     $11,209
      6/96           $10,179            $11,203           $11,312     $11,270
      7/96            $9,699            $10,746           $10,757     $10,766
      8/96            $9,190            $10,339           $10,298     $10,286
      9/96            $9,473            $10,510           $10,588     $10,644
     10/96            $8,879             $9,933            $9,877      $9,931
     11/96            $8,973             $9,960            $9,950     $10,121
     12/96            $8,605             $9,534            $9,182      $9,423
      1/97            $8,470             $8,984            $8,191      $8,399
      2/97            $8,768             $9,095            $8,348      $8,596
      3/97            $8,633             $8,922            $8,037      $8,314
      4/97            $8,951             $9,265            $8,228      $8,617
      5/97            $9,779            $10,319            $9,604      $9,570
      6/97           $10,260            $10,761           $10,117     $10,286
      7/97           $10,789            $10,862            $9,717      $9,975
      8/97            $9,573             $9,688            $8,845      $9,111
      9/97            $9,718             $9,582            $8,568      $8,974
     10/97            $9,187             $8,953            $7,912      $8,140
     11/97            $9,033             $8,494            $7,311      $7,642
     12/97            $8,745             $8,058            $6,734      $7,205
      1/98            $8,643             $8,700            $7,448      $7,849
      2/98            $8,368             $8,621            $7,505      $7,892
      3/98            $8,205             $8,260            $6,994      $7,356
      4/98            $8,094             $8,341            $6,896      $7,327
      5/98            $8,185             $8,144            $6,568      $6,926
      6/98            $8,114             $8,162            $6,606      $7,024
      7/98            $8,022             $8,346            $6,513      $6,933
      8/98            $7,279             $7,670            $5,840      $6,143
      9/98            $7,086             $7,398            $5,410      $5,977
     10/98            $6,526             $7,837            $5,908      $6,980
     11/98            $6,821             $8,438            $5,980      $7,300
     12/98            $7,025             $8,664            $5,682      $7,584
      1/99            $6,913             $8,796            $5,820      $7,641
      2/99            $6,689             $8,788            $5,896      $7,474
      3/99            $7,616            $10,019            $6,939      $8,512
      4/99            $7,921            $10,611            $7,134      $8,869
      5/99            $7,575            $10,268            $7,025      $8,370
      6/99            $8,206            $11,881            $7,791      $9,164
      7/99            $8,929            $13,097            $7,788     $10,080
      8/99            $9,132            $13,764            $7,987     $10,011
      9/99            $9,631            $14,579            $8,089     $10,619
     10/99           $10,018            $15,104            $8,517     $11,076
     11/99           $10,537            $16,729            $8,597     $11,552
     12/99           $11,260            $18,189            $9,164     $12,271
      1/00           $10,476            $17,080            $9,291     $11,741
      2/00           $10,394            $17,374            $8,999     $11,438
      3/00           $10,934            $17,671            $9,147     $12,383
      4/00           $10,089            $16,087            $9,084     $11,453
      5/00            $9,193            $14,860            $8,390     $10,871
      6/00            $9,682            $15,774            $8,770     $11,620
      7/00            $8,460            $13,808            $8,007     $10,282
      8/00            $9,152            $14,956            $8,329     $10,950
      9/00            $8,979            $14,172            $8,126     $10,407
     10/00            $8,266            $12,883            $7,625      $9,804
     11/00            $8,083            $12,321            $7,529      $9,398
     12/00            $7,442            $11,227            $7,093      $8,828
      1/01            $7,422            $11,210            $7,184      $8,728
      2/01            $6,800            $10,358            $6,859      $8,340
      3/01            $6,739            $10,234            $7,057      $8,072
      4/01            $7,147            $11,019            $7,079      $8,624

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%.
Class B Shares CDSC: 5% for the one-year period, 3% for the three-year period and 2% for the period since inception.

The Fund commenced operations on 11/2/95. Class B Shares were introduced on 11/3/95. Performance prior to introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of JPMorgan Fleming Japan Fund, the Lipper Japan Equity Funds Average, the MSCI Japan Index and the Tokyo SE (Topix) 1st Section from November 2, 1995 to April 30, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The performance of the benchmarks reflect an initial investment at the end of the month preceding the Fund's commencement of operations.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Japan Equity Funds Average represents the average performance of a universe of actively managed mutual funds that invest primarily in Japanese stocks. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Tokyo SE (Topix) 1st Section Index also known as the Tokyo Price Index, is an unmanaged capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The index is unmanaged and reflects reinvestment of dividends.

MSCI Japan Index is a replica (or model) of the performance of the Japan Equity Markets. This index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the Index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the Unites States and other nations. The Fund may also be subject to the additional risk of non-diversified "regional" fund investing.

                    JPMorgan FLEMING INTERNATIONAL GROWTH FUND
                             AS OF APRIL 30, 2001 (UNAUDITED)


HOW THE FUND PERFORMED

JPMorgan Fleming International Growth Fund became effective on December 29, 2000. From its effective date through April 30, 2001, the Fund had a total return of -8.40% (Class A shares, no sales charge). This compares to a total return of -7.98% for the MSCI EAFE Index. This Fund is not yet available to investors.

HOW THE FUND WAS MANAGED

The portfolio was invested day one, and has been run aggressively with stocks that, in the management team's view, represent real growth ideas sourced from growth indexes. Although growth stocks were out of favor during the reporting period, the portfolio is structured to ensure that when growth areas become favored, the Fund will participate.

Stock selection was key to the good relative performance during the reporting period, and with significant risk controls in place to avoid large tracking errors relative to the benchmark in terms of region or sector, stock selection should continue to be the differentiating performance factor in the future.

LOOKING AHEAD

Despite sharp declines in market valuations, the management team continues to have a negative view of the telecommunications service providers given upcoming funding requirements and the very difficult competitive environment. Favored sectors include energy and materials given that commodity prices remain underpinned by steady demand, supply side constraints and low inventories. As of this writing, the Fund was also overweight industrial stocks given their interest rate sensitivity and compelling valuations.

JPMorgan FLEMING INTERNATIONAL GROWTH FUND
AS OF APRIL 30, 2001 (UNAUDITED)


PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United Kingdom           23.7%
Japan                    22.9%
France                   15.4%
Netherlands               7.2%
Finland                   4.3%
Spain                     4.3%
Sweden                    3.5%
Germany                   3.4%
Taiwan                    3.4%
South Korea               3.4%
Hong Kong                 3.1%
Switzerland               3.1%
Brazil                    2.3%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. SONY CORP. (4.4%) Develops and manufactures consumer and industrial electronic equipment. The Company's products include audio and video equipment, televisions, displays, semiconductors, electronic components, computers and computer peripherals and telecommunication equipment.

2. NOKIA OYJ (4.3%) An international telecommunications company which develops and manufactures mobile phone, networks and systems for cellular and fixed networks.

3. BG GROUP PLC (4.3%) Specializes in the exploration, production, transmission and distribution of gas, oil, and liquefied natural gas. The Group also develops, owns and operates gas-fired power generation plants, in addition to providing underground and offshore gas storage facilities.

4. ALTADIS SA (4.3%) Manufactures and markets tobacco products. The Company produces cigarettes, cigars and pipe tobacco and markets its products in Europe, Asia, and North America.

5. COMPAGNIE DE SAINT-GOBAIN (4.3%) Produces engineered materials such as industrial ceramics, flat glass, insulation, abrasives, pipes, fiber reinforcements, building materials, and containers.

6. NIKKO SECURITIES CO., LTD (4.2%) Provides comprehensive financial services including dealing, brokerage, underwriting, and the distribution of securities. The Company also provides consulting, M&A, and research and trading services for institutional investors.

7. TOTAL FINA SA, CLASS B (4.2%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division, which produces rubber, paint, ink, adhesives and resins.

8. BARCLAYS PLC (4.1%) Offers commercial and investment banking, insurance, financial and related services. Its subsidiary, Barclays Bank plc, operates over 1,900 branches in the United Kingdom. Overall, the Company operates branches in over 60 countries.

9. CAP GEMINI SA (4.1%) A Company that offers computer consulting services. The Company offers software products and information systems management, project management and education and training services.

10. RIO TINTO PLC (4.0%) A international mining company. The Company has interests in mining for aluminum, borax, coal, copper, gold, iron ore, lead, silver, tin, uranium, zinc, titanium dioxide feedstock, and diamonds.



Top 10 equity holdings comprised 42.2% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                      JPMORGAN FLEMING INTERNATIONAL GROWTH FUND
                                               AS OF APRIL 30, 2001  (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                           SINCE INCEPTION
                                                             (12/29/00)
----------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE                                          -8.40%
   WITH SALES CHARGE                                            -13.67%
--------------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                                                  -8.60%
   WITH CDSC                                                    -13.17%

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This waiver may be terminated, which would reduce performance.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the period since inception. Class C Shares CDSC: 1% for the period since inception.

The Fund commenced operations on 12/29/00.

International investing involves a greater degree of risk and increased volatility. The fund may also be subject to the additional risk of non-diversified "regional" fund investing.

                    JPMorgan FLEMING INTERNATIONAL EQUITY FUND
                             AS OF APRIL 30, 2001 (UNAUDITED)


HOW THE FUND PERFORMED

JPMorgan Fleming International Equity Fund had a total return of -8.09% (Class A Shares, without sales charges) for the six months ended April 30, 2001. This compares to -7.98% for the MSCI EAFE Index.

HOW THE FUND WAS MANAGED

Early on in the period, the management team began increasing the Fund's risk profile by switching from defensive stocks into cyclical sector, albeit cautiously. This switch was prompted by the management team's belief that there would not be a recession in the U.S.. However, the Fund focused on sectors and regions least tied to the U.S. economy, such as Europe. The Fund also began to overweight interest-rate sensitive stocks in the United Kingdom in anticipation of a better interest rate cycle and relatively attractive valuations.

Moving into 2001, the Fund was not able to avoid the general downdraft in global equity markets. Two of our European insurance holdings, Skandia and Zurich Financial, fared poorly in sympathy with falling equity markets. Country allocation was a slight drag on the portfolio as the Fund in the final part of the reporting period, but this was offset by positive currency selection.

As the reporting period came to a close, we participated in the strong April rally in stocks in the U.K., Continental Europe and Japan.

LOOKING AHEAD

Looking ahead, we view the U.K. market as attractive given that valuations remain cheap (especially among value cyclicals) while monetary and fiscal easing are likely to stimulate economic growth and corporate profits as the year progresses. We ended the reporting period less positive about Continental Europe, but one of our major concerns was lifted when the European Central Bank
(ECB) cut short-term interest rates in May. Clearly, the main concern among investors is the extent to which the European economy will slow. This concern is being exacerbated by the increasingly complex relationship between economic growth and inflation. However, we expect inflationary pressures to ease as growth slows, allowing the ECB to sanction further Euro-zone rate cuts in order to help stimulate the economy.

We are cautiously optimistic that Japan will continue outpacing other markets this year, but the extent to which the Topix Index can rise depends on the degree of real structural reform under Prime Minister Koizumi. Investors rightly believe that Japan is unprepared for a "Thatcher-style" revolution since strong medicine at this point would probably kill off the patient. Evidence of a more gradual strategy is needed to provoke renewed confidence and attract domestic buyers to the market.

                                      JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)


PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United Kingdom           26.6%
Japan                    22.3%
France                   11.0%
Germany                   7.4%
Netherlands               6.6%
Switzerland               6.4%
Finland                   4.2%
Italy                     3.9%
Hong Kong                 2.8%
Spain                     2.1%
Australia                 1.5%
Portugal                  1.2%
Belgium                   1.1%
South Korea               1.0%
Sweden                    1.0%
Other                     0.9%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. VODAFONE AIRTOUCH PLC (3.8%) Provides mobile telecommunications services. It supplies customers with digital and analog cellular telephone, paging and personal communications services.

2. NOKIA OYJ (3.7%) An international telecommunications company which develops and manufactures mobile phones, networks and systems for cellular and fixed networks.

3. TOTAL FINA SA, CLASS B (2.8%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division, which produces rubber, paint, ink, adhesives and resins.

4. ENI-ENTE NAZIONALE IDROCARBURI SPA (2.8%) An integrated oil and gas company. The Company is based in Italy and has operations in over 70 countries. ENI explores for, distributes, refines and markets petroleum products. The Company manufactures petrochemicals, such as ethylene, and provides off-shore oil and gas pipelaying services.

5. DEUTSCHE BANK AG (2.1%) Provides a broad range of banking, investment, fund management, securities, credit card, mortgage, leasing and insurance services worldwide. The Company provides its services to retail and private clients, corporations and financial institutions and multi-national conglomerates. It also offers a variety of financial consulting and advisory services.

6. NOVARTIS AG* (2.1%) Manufactures pharmaceutical and nutrition products. The Company produces treatments for hypertension, fungal infections, skin conditions, arthritis, cancer, cardiovascular diseases, arteriosclerosis and other conditions, animal health products, baby food, and clinical nutrition products for healthcare organizations.

7. AXA (2.1%) Offers life and non-life insurance, reinsurance and asset management services. The Company operates in Europe, Asia, Africa and the Americas.

8. ING GROEP NV (2.1%) Offers financial services to individuals, corporations, and other institutions. The Company offers corporate, investment, and private banking services, asset and portfolio management, treasury services, and insurance.

9. GLAXOSMITHKLINE PLC* (2.0%) A research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The Group, which also provides laboratory testing and disease management services, specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

10. BP AMOCO PLC (1.9%) An oil and petrochemicals company which explores for and produces oil and natural gas; refines, markets and supplies petroleum products; and manufactures and markets chemicals.



Top 10 equity holdings comprised 25.4% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                           SINCE INCEPTION
                                    1 YEAR       5 YEARS     (12/31/92)
--------------------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE              -21.91%        2.35%         4.84%
   WITH SALES CHARGE                 -26.41%        1.14%         4.10%
--------------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                      -22.36%        1.85%         4.37%
   WITH CDSC                         -25.84%        1.54%         4.37%

LIFE OF FUND PERFORMANCE (12/31/92 TO 04/30/01)

[CHART]

                JPMorgan Fleming                     Lipper International
                International Equity Fund (Class A)  Funds Index           MSCI EAFE Index
     12/31/1992                  $9,425                    $10,000              $10,000
      1/31/1993                  $9,359                    $10,037              $10,002
      2/28/1993                  $9,500                    $10,262              $10,307
      3/31/1993                  $9,802                    $10,857              $11,209
      4/30/1993                 $10,273                    $11,419              $12,276
      5/31/1993                 $10,641                    $11,683              $12,539
      6/30/1993                 $10,142                    $11,453              $12,346
      7/31/1993                 $10,462                    $11,816              $12,780
      8/31/1993                 $11,132                    $12,598              $13,473
      9/30/1993                 $11,037                    $12,552              $13,172
     10/31/1993                 $11,141                    $13,172              $13,581
     11/30/1993                 $10,547                    $12,649              $12,397
     12/31/1993                 $11,447                    $13,918              $13,294
      1/31/1994                 $12,156                    $14,785              $14,421
      2/28/1994                 $11,816                    $14,428              $14,384
      3/31/1994                 $11,342                    $13,767              $13,767
      4/30/1994                 $11,484                    $14,132              $14,355
      5/31/1994                 $11,342                    $14,111              $14,276
      6/30/1994                 $11,247                    $13,888              $14,481
      7/31/1994                 $11,456                    $14,316              $14,623
      8/31/1994                 $11,797                    $14,811              $14,973
      9/30/1994                 $11,456                    $14,429              $14,504
     10/31/1994                 $11,655                    $14,687              $14,990
     11/30/1994                 $11,031                    $14,001              $14,273
     12/31/1994                 $10,952                    $13,815              $14,366
      1/31/1995                 $10,224                    $13,130              $13,817
      2/28/1995                 $10,310                    $13,126              $13,781
      3/31/1995                 $10,731                    $13,471              $14,646
      4/30/1995                 $10,980                    $13,967              $15,201
      5/31/1995                 $11,105                    $14,104              $15,023
      6/30/1995                 $11,115                    $14,158              $14,763
      7/31/1995                 $11,699                    $14,936              $15,686
      8/31/1995                 $11,546                    $14,684              $15,091
      9/30/1995                 $11,671                    $14,929              $15,390
     10/31/1995                 $11,450                    $14,618              $14,981
     11/30/1995                 $11,412                    $14,770              $15,401
     12/31/1995                 $11,597                    $15,199              $16,025
      1/31/1996                 $11,771                    $15,558              $16,094
      2/29/1996                 $11,762                    $15,624              $16,152
      3/31/1996                 $12,042                    $15,868              $16,499
      4/30/1996                 $12,446                    $16,385              $16,983
      5/31/1996                 $12,312                    $16,367              $16,674
      6/30/1996                 $12,437                    $16,516              $16,772
      7/31/1996                 $11,773                    $15,960              $16,286
      8/31/1996                 $11,764                    $16,167              $16,325
      9/30/1996                 $12,081                    $16,529              $16,762
     10/31/1996                 $11,927                    $16,463              $16,595
     11/30/1996                 $12,380                    $17,237              $17,258
     12/31/1996                 $12,300                    $17,390              $17,041
      1/31/1997                 $12,208                    $17,413              $16,448
      2/28/1997                 $12,552                    $17,728              $16,721
      3/31/1997                 $12,531                    $17,822              $16,786
      4/30/1997                 $12,471                    $17,901              $16,879
      5/31/1997                 $12,975                    $18,910              $17,981
      6/30/1997                 $13,479                    $19,818              $18,977
      7/31/1997                 $13,911                    $20,454              $19,288
      8/31/1997                 $12,602                    $18,979              $17,851
      9/30/1997                 $13,358                    $20,198              $18,854
     10/31/1997                 $12,200                    $18,665              $17,410
     11/30/1997                 $12,039                    $18,508              $17,236
     12/31/1997                 $12,176                    $18,652              $17,391
      1/31/1998                 $12,603                    $19,104              $18,191
      2/28/1998                 $13,393                    $20,317              $19,363
      3/31/1998                 $14,194                    $21,420              $19,963
      4/30/1998                 $14,631                    $21,750              $20,125
      5/31/1998                 $14,869                    $21,793              $20,032
      6/30/1998                 $14,567                    $21,604              $20,188
      7/31/1998                 $15,035                    $21,934              $20,398
      8/31/1998                 $12,592                    $18,778              $17,875
      9/30/1998                 $11,801                    $18,194              $17,332
     10/31/1998                 $12,560                    $19,531              $19,143
     11/30/1998                 $13,131                    $20,510              $20,129
     12/31/1998                 $13,687                    $21,014              $20,928
      1/31/1999                 $14,078                    $21,143              $20,871
      2/28/1999                 $13,415                    $20,599              $20,379
      3/31/1999                 $13,622                    $21,285              $21,234
      4/30/1999                 $14,034                    $22,277              $22,099
      5/31/1999                 $13,296                    $21,448              $20,965
      6/30/1999                 $13,817                    $22,465              $21,787
      7/31/1999                 $14,186                    $22,966              $22,440
      8/31/1999                 $14,501                    $23,147              $22,528
      9/30/1999                 $14,545                    $23,221              $22,760
     10/31/1999                 $14,958                    $24,032              $23,618
     11/30/1999                 $16,543                    $25,793              $24,445
     12/31/1999                 $18,737                    $28,963              $26,642
      1/31/2000                 $17,858                    $27,269              $24,953
      2/29/2000                 $19,239                    $29,069              $25,629
      3/31/2000                 $19,137                    $29,144              $26,629
      4/30/2000                 $17,898                    $27,297              $25,234
      5/31/2000                 $17,157                    $26,546              $24,623
      6/30/2000                 $17,464                    $27,775              $25,591
      7/31/2000                 $16,723                    $26,875              $24,523
      8/31/2000                 $16,815                    $27,329              $24,742
      9/30/2000                 $15,721                    $25,736              $23,542
     10/31/2000                 $15,207                    $24,861              $22,991
     11/30/2000                 $14,774                    $23,812              $22,133
     12/31/2000                 $15,232                    $24,700              $22,926
      1/31/2001                 $15,194                    $24,846              $22,939
      2/28/2001                 $14,003                    $23,102              $21,230
      3/31/2001                 $13,141                    $21,478              $19,793
      4/30/2001                 $13,977                    $22,783              $21,157

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%.
Class B Shares CDSC: 5% for the one-year period, 3% for the three-year period and 2% for the period since inception.

The Fund commenced operations on 12/31/92. Class B shares were introduced on 11/4/93. Performance prior to introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of JPMorgan Fleming International Equity Fund, the Lipper International Funds Index and the MSCI EAFE Index from December 31, 1992 to April 30, 2001. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper International Funds Index represents the performance of the 30 largest international stock funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI EAFE (Europe, Australia, Far East) Index is a replica (or model) of the performance of the world's equity markets, excluding the U.S. and Canada. The Index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the Index.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund may also be subject to the additional risk of non-diversified "regional" fund investing.

JPMorgan FLEMING EUROPEAN FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)


 Shares     Issuer                                                       Value
--------------------------------------------------------------------------------------------------------
   Long-Term Investments -- 96.9%
--------------------------------------------------------------------------------------------------------
           Common Stock -- 95.3%
           ---------------------
           Austria -- 2.4%
 17,937    OMV AG                                                    $ 1,510,692
 10,730    Palfinger AG                                                  351,018
                                                                     -----------
                                                                       1,861,710
           Belgium -- 3.7%
 15,752    Creyf's NV                                                    356,105
 16,307    Glaverbel SA                                                1,431,238
 25,539    Union Miniere SA                                            1,064,153
                                                                     -----------
                                                                       2,851,496
           Denmark -- 1.9%
 31,539    Danske Bank                                                   507,648
 19,896    NavisionDamgaard *                                            579,039
  7,182    Sydbank                                                       388,179
                                                                     -----------
                                                                       1,474,866
           Finland -- 2.7%
 15,242    Instrumentarium Corp., OYJ                                    452,678
 90,795    Outokumpu OYJ                                                 772,744
 34,107    Stora Enso OYJ, Class R                                       384,016
 14,613    Upm-Kymmene OYJ                                               457,964
                                                                     -----------
                                                                       2,067,402
           France -- 19.0%
  2,966    Beneteau SA                                                   297,134
  7,829    BNP Paribas                                                   695,467
  7,955    Brime Technologies *                                          331,538
 11,060    Brioche Pasquier SA                                           740,294
  2,236    Coflexip Stena Offshore                                       329,065
  4,616    Compagnie Francaise d'Etudes et de Construction SA            718,200
 16,053    Compagnie Generale de Geophysique SA *                      1,114,347
  8,645    Eiffage SA                                                    601,257
  5,991    Groupe Steria SCA                                             732,961
  8,619    Groupe Zannier                                                683,120
 55,038    Kaufman & Broad SA                                          1,041,748
  3,716    L'Air Liquide SA                                              559,391
  4,390    Metrologic Group                                              311,161
 14,086    Pechiney SA                                                   740,534
  4,864    Total Fina SA, Class B                                        724,445
 19,771    Transiciel SA                                                 981,565
 12,439    Trigano                                                       507,277
  9,481    Unilog SA                                                     853,985
 23,023    Usinor SA                                                     300,654
 25,900    Vallourec SA                                                1,561,388
 11,938    Vinci SA                                                      698,519
     22    Zodiac SA                                                       5,227
                                                                     -----------
                                                                      14,529,277
           Germany -- 7.0%
     16    Bayerische Hypo-Und Vereinsbank AG                                887
 14,571    Buderus AG                                                    338,449
 17,492    FJA AG                                                      1,062,265
 20,865    Funkwerk AG *                                                 656,673
 80,879    Gerry Weber International AG                                  725,636
 37,263    IDS Scheer AG                                                 568,210


                       See notes to financial statements.

JPMORGAN FLEMING EUROPEAN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


Shares     Issuer                                                         Value
----------------------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
----------------------------------------------------------------------------------------------------------
           Germany -- Continued
 26,289    Novasoft AG                                                $  219,081
 11,361    P & T Technology AG *                                         165,182
 21,225    PSI AG *                                                      348,114
 29,002    Stinnes AG                                                    677,503
 26,534    Vossloh AG                                                    562,216
                                                                     -----------
                                                                       5,324,216
           Israel -- 0.8%
 11,117    Card Guard Scientific Survival LTD *                          583,138

           Italy -- 5.6%
120,308    Buzzi Unicem SPA                                            1,087,920
 22,547    CAD IT SPA *                                                  665,634
  8,079    Engineering Ingegneria Informatica SPA                        298,315
261,430    ENI-Ente Nazionale Idrocarburi SPA                          1,789,268
 55,340    Italcementi SPA                                               457,254
                                                                     -----------
                                                                       4,298,391
           Netherlands -- 9.8%
 14,026    Exact Holding NV *                                            347,551
 34,887    Heijmans NV                                                   742,296
 15,743    IHC Caland NV                                                 725,760
 40,583    Koninklijke BAM NBM NV                                        726,772
 44,031    OPG Groep NV                                                1,495,064
 17,744    Ordina Beheer NV *                                            353,159
 25,604    Royal Dutch Petroleum Co.                                   1,529,925
 39,220    Royal Volker Wessels Stevin NV                                897,077
 16,208    TNT Post Group NV                                             381,502
  9,686    Unit 4 Agresso NV *                                           300,549
                                                                     -----------
                                                                       7,499,655
           Norway -- 5.9%
 70,020    DnB Holding ASA                                               307,324
 24,047    Gjensidige NOR Sparebank                                      662,292
 36,087    Norske Skogindustrier ASA                                     586,040
 57,738    ProSafe ASA *                                                 905,967
 24,800    Smedvig ASA, Class A                                          272,124
 21,783    Software Innovation ASA *                                     219,897
 55,355    TGS Nopec Geophysical Co., ASA *                              929,315
 85,333    Visma ASA                                                     632,027
                                                                     -----------
                                                                       4,514,986
           Portugal -- 1.0%
  5,580    Banco Comercial Portugues SA, Class R                          23,943
 78,664    Portugal Telecom                                              762,950
                                                                     -----------
                                                                         786,893
           Spain -- 10.9%
 23,048    Acerinox SA                                                   678,381
 26,515    Actividades de Construccion y Servicios SA                    740,465
 89,457    Azkoyen SA                                                    726,461
  9,371    Banco Popular Espanol                                         334,308
 47,089    Grupo Ferrovial SA                                            734,742
 70,337    Indra Sistemas SA                                             693,411
 86,696    Metrovacesa SA                                              1,391,170
134,215    Obrascon Huarte Lain SA                                       693,701


                       See notes to financial statements.

                                                  JPMORGAN FLEMING EUROPEAN FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
Shares     Issuer                                                          Value
----------------------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
----------------------------------------------------------------------------------------------------------
           Spain -- Continued
 62,096    Telefonica SA                                            $  1,050,375
181,303    Vallehermoso SA                                             1,285,871
                                                                     -----------
                                                                       8,328,885
           Sweden -- 2.6%
 83,886    Dimension AB                                                  490,034
 81,032    HIQ International AB                                          371,589
246,980    IBS AB *                                                      416,000
 32,005    Intentia International AB *                                   286,676
 33,723    PerBio Science AB *                                           407,130
                                                                     -----------
                                                                       1,971,429
           Switzerland -- 0.9%
  1,178    Zehnder Holding AG, Class B                                   672,237

           United Kingdom -- 21.1%
199,994    Airtours PLC                                                  909,960
 48,519    Amec PLC                                                      334,609
152,056    Anite Group PLC                                               304,042
223,424    Arcadia Group PLC *                                           780,806
144,263    Azlan Group PLC *                                             293,251
  9,518    Barclays PLC                                                  306,413
 75,023    Brammer PLC                                                   517,393
 90,089    Carpetright PLC                                               775,974
 61,493    Debenhams PLC                                                 387,130
 76,232    Diagonal PLC                                                  302,677
301,021    Electronics Boutique PLC                                      348,868
 64,738    F.I. Group PLC                                                373,287
721,522    Firth Rixson PLC                                              384,552
 35,744    Fitness First PLC *                                           277,704
 69,896    Garban-Intercapital PLC                                       486,535
 43,523    Go-Ahead Group PLC                                            524,025
 35,029    Greene King PLC                                               279,667
  7,710    Greggs PLC                                                    325,428
 63,637    Halifax Group PLC                                             724,772
 35,169    IG Group PLC                                                  260,656
 48,421    Innovation Group PLC *                                        606,206
 42,194    ITNET PLC                                                     115,913
 57,823    Lavendon Group PLC                                            400,263
 35,693    Maiden Group PLC                                              242,580
 22,515    Marlborough Stirling PLC *                                     59,597
 82,160    Mcalpine Group PLC                                            418,285
 57,900    Meggitt Holdings PLC                                          205,763
338,671    Mothercare PLC *                                            1,129,048
100,091    Northern Rock PLC                                             785,508
297,622    Northgate Information Solutions PLC *                         253,373
 71,487    Persimmon PLC                                                 370,081
 31,867    Royal Bank of Scotland Group PLC                              738,188
 74,669    Selfridges PLC                                                379,269
392,999    TBI PLC                                                       455,465
 48,476    Tempus Group PLC                                              313,158
 86,990    The Weir Group PLC                                            336,678
     96    Torex PLC                                                       1,062


              See notes to financial statements.

JPMORGAN FLEMING EUROPEAN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


Shares     Issuer                                                          Value
----------------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued
----------------------------------------------------------------------------------------------------------
           United Kingdom -- Continued
 35,554    Wembley PLC                                                $  371,355
                                                                     -----------
                                                                      16,079,541
----------------------------------------------------------------------------------------------------------
           Total Common Stock                                         72,844,122
           (Cost $72,515,853)
----------------------------------------------------------------------------------------------------------

           Preferred Stock -- 1.6%
           -----------------------
           Germany -- 1.6%
    4,018  Hugo Boss AG                                                1,186,196
           (Cost $1,089,891)
----------------------------------------------------------------------------------------------------------
           Total Investments -- 96.9%                                 $74,030,318
           (Cost $73,605,744)
----------------------------------------------------------------------------------------------------------

Summary of Investments by Industry, April 30, 2001


Industry                                                         % of Investment Securities
----------------------------------------------------------------------------------------------------------
Oil & Gas                                                                   13.3%
Construction                                                                11.5%
Computer Software                                                            9.5%
Manufacturing                                                                7.2%
Banking                                                                      6.5%
Retailing                                                                    6.1%
Business Services                                                            4.4%
Real Estate                                                                  3.6%
Transportation                                                               3.4%
Metals/Mining                                                                3.4%
Computers/Computer Hardware                                                  3.2%
Apparel                                                                      2.6%
Construction Materials                                                       2.5%
Electronics/Electrical Equipment                                             2.4%
Telecommunications                                                           2.4%
Entertainment/Leisure                                                        2.3%
Pharmaceuticals                                                              2.0%
Other (below 2%)                                                            13.7%
----------------------------------------------------------------------------------------------------------
        Total                                                              100.0%
----------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan FLEMING JAPAN FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)


 Shares     Issuer                                                        Value
----------------------------------------------------------------------------------------------------------
   Long-Term Investments -- 92.8%
----------------------------------------------------------------------------------------------------------
           Common Stock -- 92.8%
           ---------------------
           Automotive -- 4.2%
  2,800    Toyota Motor Corp.                                         $   93,156

           Banking -- 3.7%
      6    Mitsubishi Tokyo Financial Group, Inc. *                       61,197
  3,000    Suruga Bank LTD                                                21,856
                                                                     -----------
                                                                          83,053
           Broadcasting/Cable -- 1.0%
      3    Fuji Television Network, Inc.                                  21,759

           Chemicals -- 0.8%
  2,000    Kaneka Corp.                                                   16,902

           Computer Networks -- 1.6%
      3    Future System Consulting Corp.                                 36,427

           Computer Software -- 3.1%
    500    Konami Co., LTD                                                24,001
  1,000    Trend Micro, Inc. *                                            45,251
                                                                     -----------
                                                                          69,252
           Consumer Products -- 2.6%
      5    Japan Tobacco, Inc.                                            33,391
  1,000    KAO Corp.                                                      25,418
                                                                     -----------
                                                                          58,809
           Electronics/Electrical Equipment -- 24.4%
  1,200    Aiwa Co., LTD *                                                 9,374
    500    Fanuc LTD                                                      27,968
  3,000    Fujitsu LTD                                                    41,284
  1,000    Hosiden Corp.                                                  25,742
    100    Keyence Corp.                                                  21,775
  2,000    Matsushita Electric Industrial Co., LTD                        33,351
  4,000    Matsushita Electric Works LTD                                  45,817
  6,000    Minebea Co., LTD                                               47,112
    100    Murata Manufacturing Co., LTD                                   8,411
  2,000    NEC Corp.                                                      36,508
  2,000    Pioneer Corp.                                                  59,739
    200    Rohm Co., LTD                                                  35,294
  4,000    Sanyo Electric Co., LTD                                        24,738
  1,200    Sony Corp.                                                     89,755
  5,000    Toshiba Corp.                                                  32,825
                                                                     -----------
                                                                         539,693
           Entertainment/Leisure -- 4.7%
    400    Avex, Inc.                                                     30,599
  1,300    Namco LTD *                                                    25,466
    700    Oriental Land Co., LTD                                         47,428
                                                                     -----------
                                                                         103,493
           Financial Services -- 8.2%
    400    Jafco Co., LTD                                                 47,209
  5,000    Nikko Securities Co., LTD                                      42,498
  2,000    Nomura Securities Co., LTD                                     42,255


                       See notes to financial statements.

JPMORGAN FLEMING JAPAN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


 Shares     Issuer                                            Value
----------------------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
----------------------------------------------------------------------------------------------------------
           Financial Services -- Continued
    300    Orix Corp.                                                  $  26,203
    300    Takefuji Corp.                                                 23,508
                                                                     -----------
                                                                         181,673
           Food/Beverage Products -- 1.0%
  2,000    Asahi Breweries LTD                                            22,407

           Health Care/Health Care Services -- 1.5%
    500    Hoya Corp.                                                     32,784

           Insurance -- 0.9%
  2,000    Tokio Marine & Fire Insurance Co.                              21,047

           Machinery & Engineering Equipment -- 1.0%
    900    Fuji Machine Manufacturing Co., LTD                            23,240

           Manufacturing -- 2.7%
  2,000    NGK Spark Plug Co., LTD                                        26,422
  1,000    Tenma Corp.                                                    14,571
  1,000    Toyoda Automatic Loom Works LTD                                19,994
                                                                     -----------
                                                                          60,987
           Office/Business Equipment -- 2.6%
  1,000    Canon, Inc.                                                    39,260
  1,000    Ricoh Corp., LTD                                               18,740
                                                                     -----------
                                                                          58,000
           Paper/Forest Products -- 1.3%
      5    Nippon Unipac Holding *                                        29,182

           Pharmaceuticals -- 8.7%
  2,000    Chugai Pharmaceutical Co., LTD                                 29,708
  2,000    Kissei Pharmaceutical Co., LTD                                 40,232
  2,000    Takeda Chemical Industries                                     96,491
  1,000    Yamanouchi Pharmaceutical Co., LTD                             27,684
                                                                     -----------
                                                                         194,115
           Photographic Equipment -- 2.3%
  3,000    Konica Corp.                                                   20,545
  2,000    Olympus Optical Co., LTD                                       30,436
                                                                     -----------
                                                                          50,981
           Printing & Publishing -- 3.0%
  3,000    Dai Nippon Printing Co., LTD                                   40,774
  1,500    Toppan Forms Co., LTD                                          25,256
                                                                     -----------
                                                                          66,030
           Real Estate -- 0.9%
  2,000    Mitsubishi Estate Co., LTD                                     20,221

           Retailing -- 2.9%
    600    Cawachi LTD                                                    35,698
    880    Paris Miki, Inc.                                               28,494
                                                                     -----------
                                                                          64,192
           Semi-Conductors -- 1.3%
    400    Tokyo Electron LTD                                             29,142


                       See notes to financial statements.

                                                     JPMORGAN FLEMING JAPAN FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


 Shares     Issuer                                                        Value
----------------------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
----------------------------------------------------------------------------------------------------------
           Telecommunications -- 5.8%
     17    Nippon Telegraph & Telephone Corp.                         $  108,026
      1    NTT DoCoMo, Inc.                                               20,561
                                                                     -----------
                                                                         128,587
           Transportation -- 1.0%
  4,000    Tokyu Corp.                                                    22,989

           Utilities -- 1.6%
  1,500    Tokyo Electric Power Co.                                       35,821
----------------------------------------------------------------------------------------------------------
           Total Investments -- 92.8%                                  $2,063,942
           (Cost $2,447,283)
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan FLEMING INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS

 As of April 30, 2001 (unaudited)


 Shares     Issuer                                                         Value
----------------------------------------------------------------------------------------------------------
   Long-Term Investments -- 99.9%
----------------------------------------------------------------------------------------------------------
           COMMON STOCK -- 99.9%
           Brazil -- 2.3%
  4,500    Unibanco - Uniao de Bancos Brasileiros SA, GDR             $  108,000

           Finland -- 4.3%
  6,000    Nokia OYJ                                                     198,678

           France -- 15.4%
  1,700    Aventis SA                                                    131,751
  1,300    Cap Gemini SA                                                 187,999
  1,300    Compagnie de Saint-Gobain                                     196,193
  1,300    Total Fina SA, Class B                                        193,885
                                                                     -----------
                                                                         709,828
           Germany -- 3.4%
  3,700    Bayer AG                                                      156,022

           Hong Kong -- 3.1%
 13,000    Cheung Kong Holdings LTD                                      145,011

           Japan -- 22.8%
  4,000    Canon, Inc.                                                   157,142
     19    Fuji Television Network, Inc.                                 137,896
 23,000    Nikko Securities Co., LTD                                     195,618
      9    NTT DoCoMo, Inc.                                              185,169
  1,000    Rohm Co., LTD                                                 176,583
  2,700    Sony Corp.                                                    202,082
                                                                     -----------
                                                                       1,054,490
           Netherlands -- 7.2%
  6,000    Fortis (NL) NV                                                155,853
  6,000    Koninklijke Philips Electronics NV                            176,360
                                                                     -----------
                                                                         332,213
           South Korea -- 3.4%
  1,700    Samsung Electronics, GDR                                      156,910

           Spain -- 4.3%
 15,900    Altadis SA                                                    197,613

           Sweden -- 3.5%
 26,800    Nordea AB                                                     162,028

           Switzerland -- 3.1%
    950    UBS AG                                                        144,645

           Taiwan -- 3.4%
 14,400    United Microelectronics, ADR *                                158,400

           United Kingdom -- 23.7%
  8,000    Autonomy Corp., PLC *                                          67,670
 36,900    BAE Systems PLC                                               174,811
  5,900    Barclays PLC                                                  189,999
 50,300    BG Group PLC                                                  197,977
  3,900    GlaxoSmithkline PLC *                                         103,376


                       See notes to financial statements.

                                      JPMORGAN FLEMING INTERNATIONAL GROWTH FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


 Shares     Issuer                                                         Value
----------------------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
----------------------------------------------------------------------------------------------------------
           United Kingdom -- Continued
 11,500    Reuters Group PLC                                          $  168,709
  9,200    Rio Tinto PLC                                                 186,452
                                                                     -----------
                                                                       1,088,994
----------------------------------------------------------------------------------------------------------
           Total Investments -- 99.9%                                  $4,612,832
           (Cost $4,863,426)
----------------------------------------------------------------------------------------------------------

INDEX:

*      --  Non-Income producing security.
ADR    --  American Depositary Receipt.
GDR    --  Global Depositary Receipt.

Summary of Investments by Industry, April 30, 2001


Industry                                                        % of Investment Securities
----------------------------------------------------------------------------------------------------------
Electronics/Electrical Equipment                                            15.4%
Banking                                                                     13.1%
Oil & Gas                                                                    8.5%
Financial Services                                                           7.6%
Pharmaceuticals                                                              5.1%
Construction Materials                                                       4.3%
Consumer Products                                                            4.3%
Telecommunications Equipment                                                 4.3%
Business Services                                                            4.1%
Metal Mining                                                                 4.0%
Telecommunications                                                           4.0%
Aerospace                                                                    3.8%
Multi-Media                                                                  3.7%
Chemicals                                                                    3.4%
Office/Business Equipment                                                    3.4%
Semi-Conductors                                                              3.4%
Real Estate                                                                  3.1%
Broadcasting/Cable                                                           3.0%
Other (below 2%)                                                             1.5%
----------------------------------------------------------------------------------------------------------
        Total                                                              100.0%
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMorgan FLEMING FUNDS
     STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                                                            International
                                                     European           Japan                  Growth
                                                       Fund             Fund                    Fund
--------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value ............     $ 74,030,318    $  2,063,942             $  4,612,832
  Cash .......................................        1,290,518         116,941                   32,592
  Foreign currency ...........................          508,399          32,494                       --
  Other assets ...............................              673              15                       --
  Receivables:
    Open forward foreign currency contracts ..               --              --                      150
    Investment securities sold ...............        6,219,004          22,866                  196,371
    Interest and dividends ...................          269,529           5,828                   13,271
    Fund shares sold .........................        2,862,136              --                       --
    Expense reimbursement from
    distributor ..............................               --          16,864                    4,457
--------------------------------------------------------------------------------------------------------
        Total Assets .........................       85,180,577       2,258,950                4,859,673
--------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased ..........        8,644,577              --                  234,733
    Fund shares redeemed .....................           52,047           7,801                       --
    Open forward foreign currency contracts ..            5,503              --                       --
  Accrued liabilities:
    Investment advisory fees .................           47,065              --                       --
    Administration fees ......................            8,814              --                       --
    Shareholder servicing fees ...............            3,663              --                       --
    Distribution fees ........................           22,037             152                      354
    Custodian fees ...........................           11,300          12,246                    2,031
    Other ....................................           21,449          13,788                    5,562
--------------------------------------------------------------------------------------------------------
        Total Liabilities ....................        8,816,455          33,987                  242,680
--------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital ............................       85,382,895       3,155,300                5,000,000
  Accumulated undistributed/(distributions
  in excess of) net investment income ........         (289,687)        (16,350)                   1,225
  Accumulated net realized loss on
  investments, futures and foreign
  exchange transactions ......................       (9,129,055)       (530,307)                (133,647)
  Net unrealized appreciation (depreciation)
  of investments, futures contracts and
  foreign exchange transactions ..............          399,969        (383,680)                (250,585)
--------------------------------------------------------------------------------------------------------
        Total Net Assets .....................     $ 76,364,122    $  2,224,963             $  4,616,993
--------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($.001 par value; unlimited number of
shares authorized):
  Class A Shares .............................        4,019,311         281,400                  404,260
  Class B Shares .............................        1,029,810          36,297                  100,000
  Class C Shares .............................          269,397              --                       --
Net Asset Value:
  Class A Shares (and redemption price) ......     $      14.48    $       7.02             $       9.16
  Class B Shares* ............................     $      13.99    $       6.84             $       9.14
  Class C Shares* ............................     $      13.98              --                       --
Class A Maximum Public Offering Price
Per Share
(net asset value per share/94.25%) ...........     $      15.36    $       7.45             $       9.72
--------------------------------------------------------------------------------------------------------
Cost of investments ..........................     $ 73,605,744    $  2,447,283             $  4,863,426
--------------------------------------------------------------------------------------------------------
Cost of foreign currency .....................     $    510,071    $     32,858             $         --
--------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

     JPMorgan FLEMING FUNDS
     STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                                    Tax Aware
                                                                  International  International
                                                                  Opportunities     Equity
                                                                       Fund          Fund
----------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value ...........................     $         --   $ 35,966,568
  Other assets ..............................................               --          1,566
  Receivables:
    Fund shares sold ........................................           30,000      3,066,185
----------------------------------------------------------------------------------------------
       Total Assets .........................................           30,000     39,034,319
----------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Fund shares redeemed ....................................               --          5,923
  Accrued liabilities:
    Administration fees .....................................               --          2,984
    Shareholder servicing fees ..............................               --          7,460
    Distribution fees .......................................               --          9,522
    Other ...................................................               --        140,305
----------------------------------------------------------------------------------------------
       Total Liabilities ....................................               --        166,194
----------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital ...........................................           30,000     41,880,420
  Accumulated distributions in excess of net investment income              --        (64,042)
  Accumulated net realized gain on investments, futures and
  foreign exchange transactions .............................               --         32,051
  Net unrealized depreciation of investments, futures contracts
  and foreign exchange transactions .........................               --     (2,980,304)
----------------------------------------------------------------------------------------------
       Total Net Assets .....................................     $     30,000   $ 38,868,125
----------------------------------------------------------------------------------------------
  Shares of beneficial interest outstanding
  ($.001 par value; unlimited number of shares authorized):
    Class A Shares ..........................................              667      3,061,086
    Class B Shares ..........................................              667        478,668
    Class C Shares ..........................................              667             --
  Net Asset Value:
    Class A Shares (and redemption price) ...................     $      15.00   $      11.03
    Class B Shares* .........................................     $      15.00   $      10.69
    Class C Shares* .........................................     $      15.00             --
  Class A Maximum Public Offering Price Per Share
  (net asset value per share/94.25%) ........................     $      15.92   $      11.70
----------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

     JPMorgan FLEMING FUNDS
     STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)

                                                                           International International
                                               European          Japan        Growth         Equity
                                                 Fund            Fund         Fund(a)         Fund
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend ............................      $   571,377    $     7,506    $    29,707    $        --
  Interest ............................            5,054            106          6,787             --
  Investment income from Portfolio ....               --             --             --        381,372
  Foreign taxes withheld ..............          (68,739)        (1,126)        (4,360)       (43,965)
  Expenses from Portfolio after
  fee waivers .........................               --             --             --       (172,395)
------------------------------------------------------------------------------------------------------
      Total Investment Income .........          507,692          6,486         32,134        165,012
------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees ............          409,851         11,284         14,674             --
  Administration fees .................           61,478          1,692          2,201         18,077
  Shareholder servicing fees ..........           25,650            338          2,991         45,193
  Distribution fees ...................          153,763          3,498          5,230         60,025
  Accounting fees .....................               --             --             --         12,654
  Custodian fees ......................           67,292         29,711         16,170             --
  Printing and postage ................            5,866            191            147          1,218
  Professional fees ...................           12,586         10,349          3,134          7,113
  Registration expenses ...............           12,295         10,323          2,935         10,808
  Transfer agent fees .................           91,295         19,774         11,005         45,193
  Trustees' fees ......................            1,863             51             62            408
  Other ...............................           11,885          2,433            352          3,952
------------------------------------------------------------------------------------------------------
      Total Expenses ..................          853,824         89,644         58,901        204,641
------------------------------------------------------------------------------------------------------
  Less amounts waived .................           59,634         15,880         23,535             --
  Less expense reimbursements .........               --         53,088          4,457             --
------------------------------------------------------------------------------------------------------
      Net Expenses ....................          794,190         20,676         30,909        204,641
------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss) .         (286,498)       (14,190)         1,225        (39,629)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments .......................       (8,150,105)      (154,222)      (110,211)        90,949
    Future transactions ...............         (240,863)            --             --             --
    Foreign exchange transactions .....               --         (1,029)       (23,436)         9,887
Change in net unrealized appreciation/
depreciation of:
    Investments .......................          368,729       (151,782)      (250,594)    (2,878,531)
    Future contracts ..................          (10,174)            --             --             --
    Foreign currency contracts and foreign
    exchange transactions .............               --           (343)             9          1,772
------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Loss
  on investments, futures and foreign
  exchange transactions ...............       (8,032,413)      (307,376)      (384,232)    (2,775,923)
------------------------------------------------------------------------------------------------------
  Net Decrease In Net Assets
  From Operations .....................      $(8,318,911)   $  (321,566)   $  (383,007)   $(2,815,552)
------------------------------------------------------------------------------------------------------

(a) For the period from 12/29/00 (the commencement of operations) through 04/30/01.

The Tax Aware International Opportunities Fund commenced operations on 04/30/01. There were no operations as of this reporting period.

                       See notes to financial statements.

                                                          JPMorgan FLEMING FUNDS
       STATEMENTS OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

                                                                                                                       International
                                                                                                                          Growth
                                                                 European Fund                   Japan Fund               Fund (a)
                                                                 -------------                   ----------            -------------
                                                            11/1/00          Year          11/1/00          Year          12/29/00
                                                            Through         Ended          Through         Ended          Through
                                                            4/30/01        10/31/00        4/30/01        10/31/00        4/30/01
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ......................  $   (286,498)   $   (716,787)   $    (14,190)   $    (59,456)   $      1,225
  Net realized gain (loss) on investments, futures
  and foreign exchange transactions .................    (8,390,968)      8,049,938        (155,251)        950,719        (133,647)
  Change in net unrealized appreciation
  (depreciation) of investments, future contracts
  and foreign exchange transactions .................       358,555      (5,959,184)       (152,125)     (1,305,756)       (250,585)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
     operations .....................................    (8,318,911)      1,373,967        (321,566)       (414,493)       (383,007)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .............................            --              --              --              --              --
  Net realized gain on investments, futures and
  foreign exchange transactions .....................    (8,592,276)     (1,395,439)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders ............    (8,592,276)     (1,395,439)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
 transactions .......................................    (5,300,381)     39,340,263        (223,050)     (2,164,449)      5,000,000
------------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets ........   (22,211,568)     39,318,791        (544,616)     (2,578,942)      4,616,993
NET ASSETS:
  Beginning of period ...............................    98,575,690      59,256,899       2,769,579       5,348,521              --
------------------------------------------------------------------------------------------------------------------------------------
  End of period .....................................  $ 76,364,122    $ 98,575,690    $  2,224,963    $  2,769,579    $  4,616,993
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund commenced operations on 12/29/00.

                       See notes to financial statements.

     JPMorgan FLEMING FUNDS
     STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


                                                      Tax Aware
                                                    International
                                                    Opportunities         International
                                                      Fund (b)             Equity Fund
                                                    -------------         -------------
                                                       4/30/01        11/1/00          Year
                                                       Through        Through         Ended
                                                       4/30/01        4/30/01        10/31/00
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss .........................    $        --   $    (39,629)   $   (407,279)
  Net realized gain on investments, futures and
   foreign exchange transactions ..............             --        100,836       3,740,523
  Change in net unrealized depreciation of
   investments, future contracts and foreign
   exchange transactions ......................             --     (2,876,759)     (3,957,410)
----------------------------------------------------------------------------------------------
     Decrease in net assets from operations ...             --     (2,815,552)       (624,166)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .......................             --             --              --
  Net realized gain on investments, futures and
   foreign exchange transactions ..............             --     (3,637,072)     (1,817,835)
----------------------------------------------------------------------------------------------
     Total distributions to shareholders ......             --     (3,637,072)     (1,817,835)
----------------------------------------------------------------------------------------------
Increase from capital share transactions ......         30,000      4,186,453       9,744,944
----------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets ..         30,000     (2,266,171)      7,302,943
NET ASSETS:
  Beginning of period .........................           --       41,134,296      33,831,353
----------------------------------------------------------------------------------------------
  End of period ...............................    $    30,000   $ 38,868,125    $ 41,134,296
----------------------------------------------------------------------------------------------

(b) The Fund commenced operations on 04/30/01.

                       See notes to financial statements.

     JPMorgan FLEMING FUNDS
     NOTES TO FINANCIAL STATEMENTS (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company.

Effective February 28, 2001, the following four separate series of the Trust (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trust:


New Name                                               Old Name
--------------------------------------------------------------------------------------------
JPMorgan Fleming European Fund ("EF")                  Chase Vista European Fund
JPMorgan Fleming Japan Fund ("JF")                     Chase Vista Japan Fund
JPMorgan Fleming International
Growth Fund ("IGF")                                    Chase Vista International Growth Fund
JPMorgan Fleming International Equity Fund ("IEF")     Chase Vista International Equity Fund

JPMorgan Fleming Tax Aware International Opportunities Fund ("TAIOF") commenced operations on April 30, 2001.

The Funds offer various classes of shares as follows:

   Fund                                                Classes Offered
--------------------------------------------------------------------------------
   EF .........................................        Class A, Class B, Class C
   JF .........................................        Class A, Class B
   IGF ........................................        Class A, Class B
   TAIOF ......................................        Class A, Class B, Class C
   IEF ........................................        Class A, Class B

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE FUNDS:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   IEF

Since inception, IEF has utilized the Master Feeder Fund Structure. IEF seeks to achieve its investment objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio"). The Portfolio, like the Fund, is an open-end management investment company having the same investment objectives as the Fund. As of April 30, 2001, IEF owned 99.99% of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

JPMORGAN FLEMING FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1. VALUATION OF INVESTMENTS -- IEF records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

2. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Portfolio are maintained in U.S. dollars. The foreign currency translation policy is more fully discussed in the notes to those financial statements.

3. INVESTMENT INCOME -- IEF records daily its pro-rata share of the Portfolio's income and expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gain/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

B.   EF, JF, IGF AND TAIOF

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

1. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

2. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the

                                                          JPMORGAN FLEMING FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

3. FUTURES CONTRACTS -- When a fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subjects the Fund to risk of loss up to the amount of the nominal value of the futures contracts as shown in the Portfolio of Investments. Use of short futures contracts subject the Fund to unlimited risk.

As of April 30, 2001, the Funds had no outstanding futures contracts.

4. WRITTEN OPTION -- When a fund writes an option on a futures contract, an equal amount to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss if the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on stock index securities futures. These options are settled for cash and subject the Funds to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

JPMORGAN FLEMING FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


As of April 30, 2001, there were no outstanding written options.

5. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

a. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

b. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the con-

                                                          JPMORGAN FLEMING FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


tracts for purchases of currency and in an unlimited amount for sales of currency.

At April 30, 2001, the Funds had outstanding forward foreign currency contracts as shown in Note 5.

7. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

8. BANK BORROWINGS -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at April 30, 2001 nor at any time during the six months then ended.

C. GENERAL POLICIES

1. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

2. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

JPMORGAN FLEMING FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

3. EXPENSES -- Expenses of the Trust directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular share class are charged directly to that class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to each Fund except IEF. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 1.00% of the average net assets of each Fund. The Adviser (and its predecessor) voluntarily waived fees as outlined in Note 2.E. below.

J.P. Morgan Fleming Asset Management (London) Ltd. ("JPMFAM London") (formerly Chase Fleming Asset Management (London) Ltd., formerly Chase Asset Management (London) Ltd.), a registered investment advisor, is the sub-investment advisor to each Fund except IEF pursuant to a Sub-Investment Advisory Agreement between JPMFAM London and JPMFAM (and its predecessor). JPMFAM London is a wholly-owned subsidiary of J.P. Morgan Chase & Co. and is entitled to receive a fee, payable by JPMFAM from its advisory fee, at an annual rate equal to 0.50% of each Fund's average daily net assets.

Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to each Fund (except IEF). The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

                                                          JPMORGAN FLEMING FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


B. SHAREHOLDER SERVICING FEES -- The Trust has adopted an Administrative Services Plan for the Class A Shares of IGF, TAIOF and IEF, the Class B Shares of all Funds and the Class C Shares of EF, IGF and TAIOF, which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Class A Shares of IGF, TAIOF and IEF, the Class B Shares of all Funds and the Class C Shares of EF and TAIOF. The Shareholder Servicing Agents voluntarily waived fees as outlined in Note 2.E. below.

Since inception, Chase, and certain affiliates have been the only Shareholder Servicing Agents of the Funds.

C. DISTRIBUTION AND SUB-ADMINISTRATION FEES -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), is the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund. The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B and Class C Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average daily net assets of the Class B and Class C Shares for distribution services.

The Distributor voluntarily waived fees as outlined in Note 2.E. below.

D. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives a fee from EF, JF, IGF and TAIOF computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets, and a fee from IEF at the annual rate equal to 0.05% of the Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.E. below.

JPMORGAN FLEMING FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


E. WAIVERS OF FEES -- For the six months ended April 30, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows:

   Fee Waivers                           EF          JF         IGF
---------------------------------------------------------------------------
   Investment Advisory ...........    $59,634    $11,284     $14,674
   Administration ................         --      1,692       2,201
   Shareholder Servicing .........         --        338       2,991
   Distribution ..................         --      2,566       3,669
                                      -------    -------     -------
      Total ......................    $59,634    $15,880     $23,535
                                      =======    =======     =======


F. OTHER -- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

Chase provides portfolio accounting and custody services for EF, JF, IGF and TAIOF. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

The Distributor voluntarily reimbursed certain expenses of the Funds in the amounts as shown on the Statement of Operations.

3.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows:

                                                EF           JF          IGF
--------------------------------------------------------------------------------
  Purchases (excluding U.S. Government) .   $217,464,331   $759,247   $5,470,025
  Sales (excluding U.S. Government) .....    233,537,323    973,829      496,388

4.  FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001, are as follows:

                                               EF           JF          IGF
--------------------------------------------------------------------------------
Aggregate cost .......................     $73,605,744   $2,447,283  $4,863,426
                                           -----------   ----------  ----------
Gross unrealized appreciation ........     $ 3,175,085   $   55,754  $  209,363
Gross unrealized depreciation ........      (2,750,511)    (439,095)   (459,957)
                                           -----------   ----------  ----------
Net unrealized appreciation (depreciation) $   424,574   $ (383,341) $ (250,594)
                                           ===========   ==========  ==========

                                                          JPMORGAN FLEMING FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


5. OPEN FORWARD FOREIGN CURRENCY CONTRACTS

EF was party to the following open forward foreign currency contracts at April 30, 2001:


                           Fleming European Fund

 Contract                 Contract                             Unrealized
  Amount                   Amount                 Settlement  Gain/(Loss)
 Purchased    Currency      Sold       Currency      Date          USD
--------------------------------------------------------------------------
Unrealized Loss
 636,354         NOK      5,749,267      USD       05/03/01     ($5,503)

                    Fleming International Growth Fund

 Contract                 Contract                             Unrealized
  Amount                   Amount                 Settlement  Gain/(Loss)
 Purchased    Currency      Sold       Currency      Date          USD
--------------------------------------------------------------------------
Unrealized Gain
  29,443         USD         33,100      EUR       05/02/01         $59
  72,890         USD         50,866      GBP       05/01/01          91
                                                                   ----
                                                                   $150
                                                                   ====

EUR  --  European Currency Unit
GBP  --  British Pound Sterling
NOK  --  Norwegian Krone Spot
USD  --  United States Dollar

6.  CONCENTRATIONS

At April 30, 2001, substantially all of the Funds' net assets consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of April 30, 2001, EF invested approximately 21.7% of its net assets in issuers in the United Kingdom. JF primarily invested in issuers in Japan. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

At April 30, 2001, JF invested 32.7% of its portfolio in securities issued by technology sector companies, such as computer hardware and software companies, internet connectivity providers and telecommunications equipment manufacturers. Valuations of companies in the technology sector are typically subject to greater volatility than other sectors.

JPMORGAN FLEMING FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


7. RETIREMENT PLANS

The Funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Funds who will have served as independent trustees for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2001, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

                                     Pension              Accured Pension
   Fund                             Expenses                 Liability
----------------------------------------------------------------------------
   EF ...........................     $806                    $4,000
   JF ...........................       20                       466
   IGF ..........................       10                        10
   IEF ..........................      172                     1,712

                                                         JPMORGAN FLEMING FUNDDS
                            NOTES TO FINANCIAL STATEMENT (unaudited) (continued)


8.  CAPITAL SHARE TRANSACTIONS
Capital share transactions were as follows for the periods presented:

EUROPEAN FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS A SHARES                CLASS B SHARES         CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                         Amount        Shares           Amount      Shares      Amount     Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $  88,376,863    5,732,973     $  1,285,970     83,439    $1,008,398    66,266
Shares issued in reinvestment of distributions           2,972,714      194,295        1,372,364     92,602       140,186     9,466
Shares redeemed                                        (96,528,577)  (6,150,616)      (3,166,717)  (213,608)     (761,582)  (49,833)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $  (5,179,000)    (223,348)    $   (508,383)   (37,567)    $ 387,002    25,899
====================================================================================================================================
                                                                               YEAR ENDED OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 152,430,045    7,611,529     $ 13,524,350    648,088    $3,763,724   181,183
Shares issued in reinvestment of distributions             644,441       32,515          187,697      9,670        26,141     1,347
Shares redeemed                                       (126,511,270)  (6,291,220)      (4,141,614)  (210,469)     (583,251)  (29,129)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding              $  26,563,216    1,352,824     $  9,570,433    447,289    $3,206,614   153,401
====================================================================================================================================

                       See notes to financial statements.

JPMORGAN FLEMING FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

JAPAN FUND
---------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES
---------------------------------------------------------------------------------------------
                                                   Amount     Shares      Amount      Shares
---------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED APRIL 30, 2001
---------------------------------------------------------------------------------------------
Shares sold                                    $ 2,274,090   315,785   $   224,822    31,143
Shares issued in reinvestment of distributions          --        --            --        --
Shares redeemed                                 (2,465,005) (335,883)     (256,957)  (35,426)
---------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding        $  (190,915)  (20,098)  $   (32,135)   (4,283)
=============================================================================================

                                                          YEAR ENDED OCTOBER 31, 2000
---------------------------------------------------------------------------------------------
Shares sold                                    $ 4,116,044   443,154   $   858,258    89,593
Shares issued in reinvestment of distributions          --        --            --        --
Shares redeemed                                 (5,601,150) (574,334)   (1,537,601) (161,845)
---------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding        $(1,485,106) (131,180)  $  (679,343)  (72,252)
=============================================================================================

INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES
---------------------------------------------------------------------------------------------
                                                   Amount     Shares      Amount      Shares
---------------------------------------------------------------------------------------------
                                                        PERIOD ENDED APRIL 30, 2001(a)
---------------------------------------------------------------------------------------------
Shares sold                                    $ 4,000,000   404,260   $ 1,000,000   100,000
Shares issued in reinvestment of distributions          --        --            --        --
Shares redeemed                                         --        --            --        --
---------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding        $ 4,000,000   404,260   $ 1,000,000   100,000
=============================================================================================

(a) The Fund commenced operations on 12/29/00.


                       See notes to financial statements.

                                                          JPMORGAN FLEMING FUNDS
                            NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES            CLASS B SHARES         CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
                                                Amount        Shares      Amount      Shares      Amount     Shares
----------------------------------------------------------------------------------------------------------------------
                                                                  PERIOD ENDED APRIL 30, 2001(b)
----------------------------------------------------------------------------------------------------------------------
Shares sold                                    $   10,000        667     $  10,000       667    $10,000       667
Shares issued in reinvestment of distributions         --         --            --        --         --        --
Shares redeemed                                        --         --            --        --         --        --
----------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding        $   10,000        667     $  10,000       667    $10,000       667
======================================================================================================================

(b) The Fund commenced operations on 04/30/01.

INTERNATIONAL EQUITY FUND
                                                              CLASS A SHARES                  CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
                                                         Amount           Shares          Amount         Shares
----------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------
Shares sold                                           $ 32,287,859       2,787,959    $    489,908        42,064
Shares issued in reinvestment of distributions           2,341,502         199,447         585,346        51,346
Shares redeemed                                        (30,228,677)     (2,519,169)     (1,289,485)     (117,025)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $  4,400,684         468,237    $   (214,231)     (23,615)
================================================================================================================

                                                                        YEAR ENDED OCTOBER 31, 2000
----------------------------------------------------------------------------------------------------------------
Shares sold                                           $ 80,719,692       5,402,885    $  3,007,555       190,262
Shares issued in reinvestment of distributions           1,244,561          81,344         343,302        22,917
Shares redeemed                                        (72,296,668)     (4,849,552)     (3,273,498)     (218,570)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $  9,667,585        634,677     $     77,359        (5,391)
================================================================================================================

                       See notes to financial statements.

JPMORGAN FLEMING FUNDS

9.   SUBSEQUENT EVENT

On April 3, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Reorganization Plan") between the Funds listed below. Under the Reorganization Plan, the Target Fund would transfer all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund would receive shares of the Acquiring Fund with a value equal to their respective holdings in the Target Fund (the "Reorganization"). The Reorganization Plan can be consummated only if, among other things, it is approved be the vote of a majority (as defined by the 1940
Act) of outstanding voting securities of the Target Fund. A Special Meeting of Shareholders ("Meeting") of the Target Fund will be held on July 3, 2001 to vote on the Reorganization Plan. If the Reorganization Plan is approved at the Meeting the Reorganization is expected is become effective on or about September 1, 2001 or such other date as agreed by the parties to the Reorganization Plan.

Acquiring Fund                               Target Fund
-------------------------------------------------------------------------------------------
   EF                                        J.P. Morgan European Equity Fund
   EF                                        J.P. Morgan Institutional European Equity Fund
   J.P. Morgan Institutional International
   Opportunities Fund                        IEF

On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (Formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are listed below.

                                                             Deferred
                                      Chase                Compensation
Fund Name                         Reimbursement              Rollover
-------------------------------------------------------------------------
   EF .........................     $6,844                   $11,020
   JF .........................        779                     1,206
   IGF ........................         46                        82
   IEF ........................      3,272                     5,120

JPMorgan FLEMING FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                    European Fund^
                                                              ----------------------------------------------------------
                                                                                        Class A
                                                              ----------------------------------------------------------
                                                               11/01/00                                        11/02/95*
                                                                Through         Year Ended October 31,          Through
                                                                         -------------------------------------
                                                               04/30/01    2000     1999      1998      1997   10/31/96
                                                               --------    ----     ----      ----      ----   --------
Net asset value, beginning of period .....................    $  17.87   $ 16.52   $ 14.47  $ 14.10    $ 11.99   $10.00
                                                              --------   -------   -------  -------    -------   ------
Income from investment operations:
  Net investment income ..................................       (0.04)@   (0.12)@   (0.06)@   0.15       0.05     0.15
  Net gains or losses in securities (both realized
    and unrealized) ......................................       (1.66)     1.83      2.31     2.16       3.01     1.93
                                                              --------   -------   -------  -------    -------   ------
   Total from investment operations ......................       (1.70)     1.71      2.25     2.31       3.06     2.08
                                                              --------   -------   -------  -------    -------   ------
Distributions to shareholders from:
  Dividends from net investment income ...................          --        --      0.09     0.22       0.10     0.09
  Distributions from capital gains .......................        1.69      0.36      0.11     1.72       0.85       --
                                                              --------   -------   -------  -------    -------   ------
   Total dividends and distributions .....................        1.69      0.36      0.20     1.94       0.95     0.09
                                                              --------   -------   -------  -------    -------   ------
Net asset value, end of period ...........................    $  14.48   $ 17.87   $ 16.52  $ 14.47    $ 14.10   $11.99
                                                              ========   =======   =======  =======    =======   ======
Total return(1) ..........................................      (10.05%)   10.13%    15.60%   18.71%     28.19%   20.78%
Ratios/supplemental data:
  Net assets, end of period (000 omitted) ................    $ 58,191   $75,801   $47,759  $33,743    $12,965   $6,358
Ratios to average net assets#:
  Expenses ...............................................        1.75%     1.74%     1.74%    1.74%      1.75%    1.75%
  Net investment income ..................................       (0.53%)   (0.60%)   (0.40%)  (0.07%)     0.32%    1.44%
  Expenses without waivers, reimbursements and
    earnings credits .....................................        1.90%     1.95%     2.06%    2.38%      2.84%    3.49%
  Net investment income without waivers, reimbursements
    and earnings credits .................................       (0.68%)  (0.81%)    (0.72%)  (0.71%)    (0.77%)  (0.30%)
Portfolio turnover rate ..................................         257%      161%      149%     183%       170%     186%
-------------------------------------------------------------------------------------------------------------------------

*   Commencement of operations.
@   Calculated based on average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
#   Short periods have been annualized.
^   Formerly Chase Vista European Fund.

                       See notes to financial statements.

JPMORGAN FLEMING FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                 European Fund^
                                           -----------------------------------------------------------------------------------------
                                                                    Class B                                        Class C
                                           -----------------------------------------------------------  ----------------------------
                                           11/01/00                                          11/03/95** 11/01/00   Year   11/01/98**
                                            Through           Year Ended October 31,          Through   Through    Ended   Through
                                                       -------------------------------------
                                            04/30/01     2000       1999      1998     1997   10/31/96  04/30/01  10/31/00 10/31/99
                                            --------     ----       ----      ----     ----   --------  --------  -----------------
Net asset value, beginning of period ..    $  17.38    $ 16.18    $ 14.24    $13.93   $11.93   $ 9.97    $17.37    $16.19   $14.24
                                           --------    -------    -------    ------   ------   ------    ------    ------   ------
Income from investment operations:
  Net investment income ...............       (0.09)@    (0.27)@    (0.18)@    0.08     0.04     0.07     (0.09)@   (0.26)@  (0.08)@
  Net gains or losses in securities
   (both realized and unrealized) .....       (1.61)      1.83       2.26      2.10     2.89     1.96     (1.61)     1.80     2.17
                                           --------    -------    -------    ------   ------   ------    ------    ------   ------
    Total from investment operations ..       (1.70)      1.56       2.08      2.18     2.93     2.03     (1.70)     1.54     2.09
                                           --------    -------    -------    ------   ------   ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from net investment income           --         --       0.03      0.15     0.08     0.07        --        --     0.03
  Distributions from capital gains ....        1.69       0.36       0.11      1.72     0.85       --      1.69      0.36     0.11
                                           --------    -------    -------    ------   ------   ------    ------    ------   ------
    Total dividends and distributions .        1.69       0.36       0.14      1.87     0.93     0.07      1.69      0.36     0.14
                                           --------    -------    -------    ------   ------   ------    ------    ------   ------
Net asset value, end of period ........    $  13.99    $ 17.38    $ 16.18    $14.24   $13.93   $11.93    $13.98    $17.37   $16.19
                                           ========    =======    =======    ======   ======   ======    ======    ======   ======
Total return(1) .......................      (10.35%)     9.40%     14.66%    17.89%   27.25%   20.35%  (10.36%)     9.27%   14.73%
Ratios/supplemental data:
  Net assets, end of period (000 omitted)  $ 14,407    $18,546    $10,038    $9,457   $2,218   $  190    $3,766    $4,229   $1,460
Ratios to average net assets#:
  Expenses ............................        2.50%      2.49%      2.51%     2.50%    2.51%    2.47%    2.50%      2.49%    2.51%
  Net investment income ...............       (1.28%)    (1.35%)    (1.12%)   (0.75%)  (0.30%)   0.80%   (1.28%)    (1.33%)  (0.61%)
  Expenses without waivers, reimbursements
   and earnings credits ...............        2.65%      2.69%      2.83%     2.91%    3.58%   3.83%     2.65%      2.67%    2.83%
  Net investment income without waivers,
    reimbursements and earnings credits       (1.43%)    (1.55%)    (1.44%)   (1.16%)  (1.37%)  (0.56%)  (1.43%)    (1.51%)  (0.93%)
Portfolio turnover rate ...............         257%       161%       149%      183%     170%     186%     257%       161%     149%
------------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
  @ Calculated based on average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.
  ^ Formerly Chase Vista European Fund.

                       See notes to financial statements.

                                                          JPMORGAN FLEMING FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                      Japan Fund^
                                                                   -------------------------------------------------------
                                                                                        Class A
                                                                   -------------------------------------------------------
                                                                   11/01/00                                       11/02/95*
                                                                   Through         Year Ended October 31,          Through
                                                                             -----------------------------------
                                                                   4/30/01    2000      1999      1998      1997   10/31/96
                                                                   -------    ----      ----      ----      ----   --------
Net asset value, beginning of period ...........................   $ 8.12    $ 9.84    $ 6.41    $ 9.52    $ 9.42   $10.00
                                                                   ------    ------    ------    ------    ------   ------
Income from investment operations:
  Net investment income ........................................    (0.04)@   (0.15)@   (0.07)@    0.27      0.08    (0.08)
  Net gains or losses in securities (both realized and unrealized)  (1.06)    (1.57)     3.50     (2.91)     0.24    (0.50)
                                                                   ------    ------    ------    ------    ------   ------
   Total from investment operations ............................    (1.10)    (1.72)     3.43     (2.64)     0.32    (0.58)
                                                                   ------    ------    ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from Net Investment Income .........................       --        --        --      0.26      0.22       --
  Distributions from capital gains .............................       --        --        --        --        --       --
  Tax return of capital ........................................       --        --        --      0.21        --       --
                                                                   ------    ------    ------    ------    ------   ------
   Total dividends and distributions ...........................       --        --        --      0.47      0.22       --
                                                                   ------    ------    ------    ------    ------   ------
Net asset value, end of period .................................   $ 7.02    $ 8.12    $ 9.84    $ 6.41    $ 9.52   $ 9.42
                                                                   ======    ======    ======    ======    ======   ======
Total return(1) ................................................   (13.55%)  (17.48%)   53.51%   (28.98%)    3.49%   (5.80%)
Ratios/supplemental data:
  Net assets, end of period (000 omitted) ......................   $1,977    $2,448    $4,260    $1,770    $5,008   $4,781
Ratios to average net assets#:
  Expenses .....................................................     1.75%     1.77%     1.74%     1.76%     1.75%    1.75%
  Net investment income ........................................    (1.18%)   (1.54%)   (0.88%)   (0.56%)   (0.30%)  (0.91%)
  Expenses without waivers, reimbursements and earnings credits      3.15%     5.49%     5.44%     3.79%     2.89%    3.60%
  Net investment income without waivers, reimbursements and earnings
  credits reimbursements .......................................    (2.58%)   (5.26%)   (4.58%)   (2.59%)   (1.44%)  (2.76%)
Portfolio turnover rate ........................................       34%      123%      133%      212%      217%     121%
---------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
  @ Calculated based on average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.
  ^ Formerly Chase Vista Japan Fund.

                       See notes to financial statements.

JPMORGAN FLEMING FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                      Japan Fund^
                                                                   -------------------------------------------------------
                                                                                        Class B
                                                                   -------------------------------------------------------
                                                                   11/01/00                                       11/03/95**
                                                                   Through         Year Ended October 31,          Through
                                                                             -----------------------------------
                                                                   4/30/01    2000      1999      1998      1997   10/31/96
                                                                   -------    ----      ----      ----      ----   --------
Net asset value, beginning of period ...........................   $ 7.93    $ 9.65    $ 6.32    $ 9.42    $ 9.35   $10.00
                                                                   ------    ------    ------    ------    ------   ------
Income from investment operations:
  Net investment income ........................................    (0.07)@   (0.22)@   (0.13)@    0.23     (0.05)   (0.02)
  Net gains or losses in securities (both realized and unrealized)  (1.02)    (1.50)     3.46     (2.90)     0.30    (0.63)
                                                                   ------    ------    ------    ------    ------   ------
   Total from investment operations ............................    (1.09)    (1.72)     3.33     (2.67)     0.25    (0.65)
                                                                   ------    ------    ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from net investment income .........................       --        --        --      0.22      0.18       --
  Distributions from capital gains .............................       --        --        --        --        --       --
  Tax return of capital ........................................       --        --        --      0.21        --       --
                                                                   ------    ------    ------    ------    ------   ------
   Total dividends and distributions ...........................       --        --        --      0.43      0.18       --
                                                                   ------    ------    ------    ------    ------   ------
Net asset value, end of period .................................   $ 6.84    $ 7.93    $ 9.65    $ 6.32    $ 9.42   $ 9.35
                                                                   ======    ======    ======    ======    ======   ======
Total return(1) ................................................   (13.75%)  (17.82%)   52.69%   (29.53%)    2.72%   (6.50%)
Ratios/supplemental data:
  Net assets, end of period (000 omitted) ......................   $  248    $  322    $1,089    $  391    $1,893   $  162
Ratios to average net assets#:
  Expenses .....................................................     2.44%     2.52%     2.49%     2.51%     2.51%    2.52%
  Net investment income ........................................    (1.86%)   (2.29%)   (1.67%)   (0.97%)   (5.73%)  (0.40%)
  Expenses without waivers, reimbursements and earnings credits      3.90%     6.14%     6.19%     4.52%     3.66%    4.00%
  Net investment income without waivers, reimbursements and
   earnings credits ............................................   (3.32%)    (5.91%)   (5.37%)   (2.98%)   (6.88%)  (1.88%)
Portfolio turnover rate ........................................      34%       123%      133%      212%      217%     121%
---------------------------------------------------------------------------------------------------------------------------

  ** Commencement of offering of class of shares.
   @ Calculated based on average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
   # Short periods have been annualized.
   ^ Formerly Chase Vista Japan Fund.

                       See notes to financial statements.

                                                          JPMORGAN FLEMING FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                 International                Tax Aware
                                                                                    Growth           International Opportunities
                                                                                     Fund ^                     Fund
                                                                             ---------------------  ------------------------------
                                                                             Class A     Class B    Class A      Class B   Class C
                                                                              Shares      Shares    Shares       Shares    Shares
                                                                             ---------   ---------  ---------   ---------  --------
                                                                             12/29/00*   12/29/00*  4/30/01**   4/30/01**  4/30/01**
                                                                              Through     Through   Through      Through   Through
                                                                              4/30/01     4/30/01   4/30/01      4/30/01   4/30/01
                                                                             ---------   ---------  ---------   ---------  --------
Net asset value, beginning of period .....................................     $10.00     $10.00     $15.00      $15.00     $15.00
                                                                               ------     ------     ------      ------     ------
Income from investment operations:
  Net investment income ..................................................       0.01      (0.01)        --          --         --
  Net gains or losses in securities (both realized and unrealized) .......      (0.85)     (0.85)        --          --         --
                                                                               ------     ------     ------      ------     ------
    Total from investment operations .....................................      (0.84)     (0.86)        --          --         --
                                                                               ------     ------     ------      ------     ------
Distributions to shareholders from:
  Dividends from net investment income ...................................         --         --         --          --         --
  Distributions from capital gains .......................................         --         --         --          --         --
                                                                               ------     ------     ------      ------     ------
    Total dividends and distributions ....................................         --         --         --          --         --
                                                                               ------     ------     ------      ------     ------
Net asset value, end of period ...........................................     $ 9.16     $ 9.14     $15.00      $15.00     $15.00
                                                                               ======     ======     ======      ======     ======
Total return(1) ..........................................................      (8.40%)    (8.60%)       --          --         --
Ratios/supplemental data:
  Net assets, end of period (000 omitted) ................................     $3,703     $  914     $   10      $   10     $   10
Ratios to average net assets #:
  Expenses ...............................................................       1.35%      1.70%        --          --         --
  Net investment income ..................................................       0.10%     (0.25%)       --          --         --
  Expenses without waivers, reimbursements and earnings credits ..........       2.64%      3.01%        --          --         --
  Net investment income without waivers, reimbursements and earnings credits    (1.19%)    (1.56%)       --          --         --
Portfolio turnover rate ..................................................         12%        12%        --          --         --
----------------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
 ** Commencement of operations. There were no operations as of this reporting period.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.
  ^ Formerly Chase Vista International Growth Fund

                       See notes to financial statements.

JPMORGAN FLEMING FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                  International Equity Fund^
                                                                   --------------------------------------------------------------
                                                                                           Class A
                                                                   --------------------------------------------------------------
                                                                   11/01/00
                                                                   Through                   Year Ended October 31,
                                                                              ---------------------------------------------------
                                                                   04/30/01      2000     1999       1998        1997       1996
                                                                   --------      ----     ----       ----        ----       ----
Net asset value, beginning of period ...........................   $ 13.34    $ 13.77   $ 12.08    $ 12.11    $ 12.38     $ 12.02
                                                                   -------    -------   -------    -------    -------     -------
Income from investment operations:
  Net investment income ........................................      0.01      (0.11)    (0.09)     (0.09)     (0.05)@      0.05
  Net gains or losses in investments (both realized and unrealized)  (1.01)      0.44      2.34       0.43       0.33        0.37
                                                                   -------    -------   -------    -------    -------     -------
    Total from investment operations ...........................     (1.00)      0.33      2.25       0.34       0.28        0.42
                                                                   -------    -------   -------    -------    -------     -------
Distributions to shareholders from:
  Dividends from net investment income .........................        --         --        --       0.07       0.03        0.06
  Distributions from capital gains .............................      1.31       0.76      0.56       0.30       0.52          --
                                                                   -------    -------   -------    -------    -------     -------
    Total dividends and distributions ..........................      1.31       0.76      0.56       0.37       0.55        0.06
                                                                   -------    -------   -------    -------    -------     -------
Net asset value, end of period .................................   $ 11.03    $ 13.34   $ 13.77    $ 12.08    $ 12.11     $ 12.38
                                                                   =======    =======   =======    =======    =======     =======
Total return(1) ................................................     (8.09%)     1.71%    19.09%      2.96%      2.27%       3.53%
Ratios/supplemental data#:
  Net assets, end of period (000 omitted) ......................   $33,751    $34,599   $26,973    $17,969    $23,267     $24,904
Ratios to average net assets:
  Expenses .....................................................      2.00%      2.01%     1.99%      2.00%      2.01%       2.00%
  Net investment income ........................................     (0.12%)    (0.86%)   (0.73%)    (0.47%)    (0.36%)     (0.03%)
  Expenses without waivers and reimbursements ..................      2.51%      2.88%     3.53%*     3.39%      2.08%       2.86%
  Net investment income without waivers and reimbursements .....     (0.63%)    (1.73%)   (2.27%)*   (1.86%)    (0.43%)     (0.89%)
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  @ Calculated based on average shares outstanding.
  * Restated.
  # Short periods have been annualized.
  ^ Formerly Chase Vista International Equity Fund.

                       See notes to financial statements.

                                                          JPMORGAN FLEMING FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                      International Equity Fund^
                                                                   --------------------------------------------------------------
                                                                                               Class B
                                                                   --------------------------------------------------------------
                                                                   11/01/00
                                                                   Through                   Year Ended October 31,
                                                                                -------------------------------------------------
                                                                   04/30/01     2000        1999       1998        1997     1996
                                                                   --------     ----        ----       ----        ----     -----
Net asset value, beginning of period ..........................     $13.01     $13.51      $11.92     $11.94     $12.24    $11.89
                                                                    ------     ------      ------     ------     ------    ------
Income from investment operations:
  Net investment income .......................................      (0.06)     (0.21)      (0.18)     (0.13)     (0.11)@    0.01
  Net gains or losses in investments (both realized and unrealized)  (0.95)      0.47        2.33       0.42       0.33      0.35
                                                                    ------     ------      ------     ------     ------    ------
    Total from investment operations ..........................      (1.01)      0.26        2.15       0.29       0.22      0.36
                                                                    ------     ------      ------     ------     ------    ------
Distributions to shareholders from:
  Dividends from net investment income ........................         --         --          --       0.01         --        --
  Distributions from capital gains ............................       1.31       0.76        0.56       0.30       0.52      0.01
                                                                    ------     ------      ------     ------     ------    ------
    Total dividends and distributions .........................       1.31       0.76        0.56       0.31       0.52      0.01
                                                                    ------     ------      ------     ------     ------    ------
Net asset value, end of period ................................     $10.69     $13.01      $13.51     $11.92     $11.94    $12.24
                                                                    ======     ======      ======     ======     ======    ======
Total return(1) ...............................................      (8.39%)     1.20%      18.49%      2.56%      1.74%     3.03%
Ratios/supplemental data:
  Net assets, end of period (000 omitted) .....................     $5,117     $6,535      $6,858     $7,433     $7,989    $7,819
Ratios to average net assets#:
  Expenses ....................................................       2.51%      2.51%       2.49%      2.50%      2.51%     2.50%
  Net investment income .......................................      (0.63%)    (1.38%)     (1.21%)    (0.94%)    (0.88%)   (0.43%)
  Expenses without waivers and reimbursements .................       3.01%      3.39%       4.03%*     3.90%      2.61%     3.36%
  Net investment income without waivers and reimbursements ....      (1.13%)    (2.26%)     (2.75%)*   (2.34%)    (0.98%)   (1.29%)
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  @ Calculated based on average shares outstanding.
  * Restated.
  # Short periods have been annualized.
  ^ Formerly Chase Vista International Equity Fund.

                       See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)


     Shares       Issuer                                                               Value
----------------------------------------------------------------------------------------------
       Long-Term Investments-- 96.6%
----------------------------------------------------------------------------------------------
                  Common Stock -- 96.6%
                  ---------------------
                  Australia -- 1.5%
      13,200      National Australia Bank LTD                                      $  202,494
      21,756      News Corp., LTD                                                     206,524
      17,624      Woodside Petroleum LTD                                              119,821
                                                                                   ----------
                                                                                      528,839
                  Belgium -- 1.1%
       2,410      Dexia                                                               380,185
                  Brazil -- 0.3%
       4,593      Unibanco - Uniao de Bancos Brasileiros SA, GDR                      110,232
                  Finland -- 4.1%
      38,707      Nokia OYJ                                                         1,281,708
      16,124      Sonera OYJ                                                          178,067
                                                                                   ----------
                                                                                    1,459,775
                  France -- 10.7%
       7,282      Alstom                                                              210,099
       6,423      Aventis SA                                                          497,786
       6,099      AXA                                                                 720,113
       4,357      BNP Paribas                                                         387,566
       2,815      Cap Gemini SA                                                       407,090
       2,706      Compagnie de Saint-Gobain                                           408,383
       2,150      Imerys                                                              226,177
       6,577      Total Fina SA, Class B                                              980,907
                                                                                   ----------
                                                                                    3,838,121
                  Germany -- 7.1%
      11,848      Bayer AG                                                            499,608
      12,820      Bayerische Motoren Werke AG                                         425,648
       9,099      Deutsche Bank AG                                                    743,143
       5,490      Deutsche Post AG *                                                   93,137
       8,671      Heidelberger Zement AG                                              455,164
       4,618      Siemens AG                                                          341,171
                                                                                   ----------
                                                                                    2,557,871
                  Hong Kong -- 2.7%
      38,000      Cheung Kong Holdings LTD                                            423,878
     120,000      China Unicom *                                                      168,475
      50,000      Henderson Land Development                                          229,505
      80,500      MTR Corp. *                                                         138,822
                                                                                   ----------
                                                                                      960,680
                  Italy -- 3.7%
     142,807      ENI-Ente Nazionale Idrocarburi SPA                                  979,352
      32,551      Telecom Italia SPA                                                  361,128
                                                                                   ----------
                                                                                    1,340,480
                  Japan -- 21.5%
       3,000      Acom Co., LTD                                                       240,087
      15,000      Canon, Inc.                                                         589,284
      16,000      Chugai Pharmaceutical Co., LTD                                      237,819
      10,200      FamilyMart Co., LTD                                                 171,026
          32      Fuji Television Network, Inc.                                       232,247
       2,100      Hirose Electric Co., LTD                                            198,680
       4,100      Hoya Corp.                                                          269,005
      20,000      Kaneka Corp.                                                        169,130


                       See notes to financial statements.

                                                  INTERNATIONAL EQUITY PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


     Shares       Issuer                                                               Value
----------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
----------------------------------------------------------------------------------------------
                  Japan -- Continued
      11,000      KAO Corp.                                                        $  279,778
       3,200      Mabuchi Motor Co., LTD                                              321,153
       5,500      Murata Manufacturing Co., LTD                                       462,881
      66,000      Nikko Securities Co., LTD                                           561,339
          59      Nippon Telegraph & Telephone Corp.                                  375,157
          12      Nippon Unipac Holding *                                              70,082
          29      NTT DoCoMo, Inc.                                                    596,654
       2,200      Rohm Co., LTD                                                       388,482
       3,000      Secom Co., LTD                                                      182,253
       8,100      Sony Corp.                                                          606,245
      36,000      Sumitomo Corp.                                                      265,943
      20,000      Sumitomo Mitsui Banking Corp.                                       186,951
       6,000      Takeda Chemical Industries                                          289,661
       2,500      Takefuji Corp.                                                      196,023
       3,400      TDK Corp.                                                           197,740
       8,200      Terumo Corp.                                                        164,724
       2,000      Tokyo Electron LTD                                                  145,802
      32,000      Toshiba Corp.                                                       210,214
       5,000      Yamanouchi Pharmaceutical Co., LTD                                  138,512
                                                                                   ----------
                                                                                    7,746,872
                  Netherlands -- 6.4%
      17,660      ABN Amro Holding NV                                                 355,883
      29,572      Elsevier NV                                                         405,077
       8,700      Fortis (NL) NV                                                      225,987
      10,492      ING Groep NV                                                        716,920
      20,518      Koninklijke Philips Electronics NV                                  603,094
                                                                                   ----------
                                                                                    2,306,961
                  Portugal -- 1.1%
      25,034      Brisa-Auto Estradas de Portugal SA                                  233,573
      16,069      Telecel-Comunicacoes Pessoai *                                      178,601
                                                                                   ----------
                                                                                      412,174
                  South Korea -- 1.0%
       8,200      Pohang Iron & Steel LTD, ADR                                        164,082
       2,000      Samsung Electronics, GDR                                            184,600
                                                                                   ----------
                                                                                      348,682
                  Spain -- 2.1%
      28,001      Altadis SA                                                          348,010
      11,098      Banco Popular Espanol                                               396,455
                                                                                   ----------
                                                                                      744,465
                  Sweden -- 1.0%
      57,464      Nordea AB                                                           347,418
                  Switzerland -- 6.1%
         189      Nestle SA                                                           391,538
         475      Novartis AG *                                                       738,566
          60      Roche Holding AG                                                    431,167
       2,517      UBS AG                                                              383,233
         748      Zurich Financial Services AG                                        266,172
                                                                                   ----------
                                                                                    2,210,676
                  Taiwan -- 0.6%
      18,000      United Microelectronics, ADR *                                      198,000


                       See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


     Shares       Issuer                                                               Value
----------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
----------------------------------------------------------------------------------------------
                  United Kingdom -- 25.6%
      10,700      Abbey National PLC                                               $  190,624
       4,402      Autonomy Corp., PLC *                                                37,235
     126,986      BAE Systems PLC                                                     601,588
      18,443      Barclays PLC                                                        593,922
      24,300      Bass PLC                                                            267,453
     105,274      BG Group PLC                                                        414,352
                  United Kingdom -- Continued
      11,407      BOC Group PLC                                                       167,834
      75,212      BP Amoco PLC                                                        674,947
      44,786      British Land Company PLC                                            298,706
      39,503      CGNU PLC                                                            548,425
      37,939      Compass Group PLC *                                                 291,049
      15,600      GKN PLC                                                             169,104
      26,043      GlaxoSmithkline PLC *                                               690,315
     119,474      Lattice Group PLC *                                                 223,151
      90,337      Legal & General Group PLC                                           213,013
      15,561      Powergen PLC                                                        159,099
      30,705      Reuters Group PLC                                                   450,452
      20,400      Rio Tinto PLC                                                       413,437
      12,190      Schroders PLC                                                       167,491
     163,537      Tesco PLC                                                           585,156
      59,933      Unilever PLC                                                        452,914
     436,568      Vodafone AirTouch PLC                                             1,326,218
      44,780      Wolseley PLC                                                        286,489
                                                                                   ----------
                                                                                    9,222,974
----------------------------------------------------------------------------------------------
                  Total Common Stock                                               34,714,405
                  (Cost $37,663,054)
----------------------------------------------------------------------------------------------

                  Redeemable Unsecured Loan Stock -- 0.0%
                  ---------------------------------------
                  Malaysia -- 0.0%
      60,000      Sunway Building Technology, BHD, 3.00%, 07/30/01                     15,789
                  (Cost $24,077)



    Principal
     Amount
      (DEM)
----------------------------------------------------------------------------------------------
                  Convertible Bond -- 0.0%
                  ------------------------
                  Germany -- 0.0%
      11,440      DaimlerChrysler AG, 5.75%, 06/14/02                                   6,002
                  (Cost $5,526)
----------------------------------------------------------------------------------------------
                  Total Investments -- 96.6%                                       $34,736,196
                  (Cost $37,692,657)
----------------------------------------------------------------------------------------------


INDEX:

*          --  Non-Income producing security.
ADR        --  American Depositary Receipt.
GDR        --  Global Depositary Receipt.

                   See notes to financial statements.

                                                  INTERNATIONAL EQUITY PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

Summary of Investments by Industry, April 30, 2001


Industry                            % of Investment Securities
--------------------------------------------------------------
Banking                                            11.2%
Oil & Gas                                           9.8%
Electronics/Electrical Equipment                    9.7%
Telecommunications                                  9.2%
Pharmaceuticals                                     8.7%
Insurance                                           6.5%
Financial Services                                  5.7%
Food/Beverage Products                              4.9%
Telecommunications Equipment                        3.7%
Real Estate                                         2.7%
Construction Materials                              2.5%
Chemicals                                           2.4%
Other (below 2%)                                   23.0%
----------------------------------------------------------------
          Total                                   100.0%
----------------------------------------------------------------

                       See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

    ASSETS:
      Investment securities, at value ........................................     $34,736,196
      Cash ...................................................................       1,002,598
      Foreign currency .......................................................         365,977
      Other assets ...........................................................           1,572
      Receivables:
         Interest and dividends ..............................................         118,045
----------------------------------------------------------------------------------------------
            Total Assets .....................................................      36,224,388
----------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased .....................................         111,858
      Accrued liabilities:
         Investment advisory fees ............................................          14,677
         Administration fees .................................................           1,467
         Custodian fees ......................................................          19,949
         Other ...............................................................         109,869
----------------------------------------------------------------------------------------------
             Total Liabilities ...............................................         257,820
----------------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO INVESTORS'
    BENEFICIAL INTEREST: .....................................................     $35,966,568
----------------------------------------------------------------------------------------------
    Cost of investments ......................................................     $37,692,657
    Cost of foreign currency .................................................     $   369,275
----------------------------------------------------------------------------------------------

              See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS for the six months ended April 30, 2001 (unaudited)


    INVESTMENT INCOME:
      Dividend ................................................................    $   363,924
      Interest ................................................................         17,448
      Foreign taxes withheld ..................................................        (43,965)
-----------------------------------------------------------------------------------------------
         Total Investment Income ..............................................        337,407
-----------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees ................................................        181,469
      Administration fees .....................................................          9,073
      Accounting fees .........................................................         21,776
      Custodian fees ..........................................................         36,294
      Professional fees .......................................................         14,064
      Trustees' fees ..........................................................            410
      Other ...................................................................             44
-----------------------------------------------------------------------------------------------
            Total Expenses ....................................................        263,130
-----------------------------------------------------------------------------------------------
      Less amounts waived .....................................................         90,735
-----------------------------------------------------------------------------------------------
            Net Expenses ......................................................        172,395
-----------------------------------------------------------------------------------------------
                Net Investment Income .........................................        165,012
-----------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments ..........................................................         90,949
         Foreign exchange transactions ........................................          9,887
      Change in net unrealized appreciation/depreciation of:
         Investments ..........................................................     (2,878,531)
         Foreign exchange transactions ........................................          1,772
-----------------------------------------------------------------------------------------------
      Net Realized and Unrealized Loss on investments, futures
      and foreign exchange transactions .......................................     (2,775,923)
-----------------------------------------------------------------------------------------------
      Net Decrease In Net Assets From Operations ..............................    $(2,610,911)
-----------------------------------------------------------------------------------------------

              See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


                                                                       11/1/00          Year
                                                                       Through          Ended
                                                                       4/30/01        10/31/00
-----------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
      Net investment income ....................................    $  165,012      $  174,711
      Net realized gain on investments, futures and foreign
      exchanage transactions ...................................       100,836       3,740,523
      Change in net unrealized depreciation of investments,
      futures and foreign exchange transactions ................    (2,876,759)     (3,957,410)
-----------------------------------------------------------------------------------------------
        Decrease in net assets from operations .................    (2,610,911)        (42,176)
-----------------------------------------------------------------------------------------------
    TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
      Contributions ............................................    31,077,060      84,084,087
      Withdrawals ..............................................   (35,046,953)    (74,062,335)
-----------------------------------------------------------------------------------------------
         Net increase (decrease) in transactions in investors'
           beneficial interests ................................    (3,969,893)     10,021,752
-----------------------------------------------------------------------------------------------
                Net increase (decrease) in net assets ..........    (6,580,804)      9,979,576
-----------------------------------------------------------------------------------------------
    NET ASSETS:
      Beginning of period ......................................    42,547,372      32,567,796
-----------------------------------------------------------------------------------------------
      End of period ............................................   $35,966,568     $42,547,372
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

International Equity PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

International Equity Portfolio (the "Portfolio") ("IEP") is separately registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company organized as a trust under the Laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolio.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested.

     A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transac-

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     tions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

     C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Portfolio against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

At April 30, 2001, the Portfolio had no outstanding forward foreign currency contracts.

     D. FOREIGN CURRENCY TRANSLATION-- The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

     1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the balance sheet date.

     2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the periods, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized losses on security transactions.

     Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign

                                                  INTERNATIONAL EQUITY PORTFOLIO
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

     E. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner, allowing the Portfolio to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

     Use of long futures contracts subjects the Portfolio to risk of loss up to the nominal value of the contract, use of short futures contracts subjects the Portfolio to unlimited losses.

     The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2001, the Portfolio had no outstanding futures contracts.

     F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     G. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net income and net realized gains are taxed to the partners. Accordingly, no tax provision is recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.


2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES


     A. INVESTMENT ADVISORY FEE-- Pursuant to an Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment adviser, JPMFAM supervises the investments of the Portfolio and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 1.00% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, the Advisor (and its predecessor) voluntarily waived fees of $90,735.

     J.P. Morgan Fleming Asset Management (London) Ltd. ("JPMFAM London") (formerly Chase Fleming Asset Management (London) Ltd., formerly Chase Asset Management (London) Ltd.), a registered investment advisor, is the sub-investment advisor to the Portfolio pursuant to a Sub-Investment Advisory Agreement between JPMFAM London and JPMFAM (and its predecessor). JPMFAM London is a wholly-owned subsidiary of J.P. Morgan Chase & Co. and is entitled to receive a fee, payable by JPMFAM from its advisory fee, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

     Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to the Portfolio. The Investment Advisory Agreement between the Portfolio and Chase has been assigned to JPMFAM.

     B. CUSTODIAL FEES-- Chase, as Custodian, provides safekeeping services for the Portfolio's securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

     C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Portfolio. For these services and facilities, the Administrator receives from the Portfolio a fee computed at the annual rate equal to 0.05% of the Portfolio's average daily net assets.

                                                  INTERNATIONAL EQUITY PORTFOLIO
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

3.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows:


                                                                                     IEP
--------------------------------------------------------------------------------------------
    Purchases (excluding U.S. Government) .................................       $6,430,449
    Sales (excluding U.S. Government) .....................................        9,586,299

The portfolio turnover rate of IEP for the six months ended April 30, 2001, was 18%.


4.    FEDERAL INCOME TAX MATTERS

     For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001, are as follows (in thousands):


                                                                                     IEP
--------------------------------------------------------------------------------------------
    Aggregate cost .........................................................     $37,692,657
                                                                                 -----------
    Gross unrealized appreciation ..........................................      $1,541,624
    Gross unrealized depreciation ..........................................      (4,498,085)
                                                                                 ------------
    Net unrealized depreciation ............................................     $(2,956,461)
                                                                                 ============

5.    FOREIGN CASH POSITIONS


                                    Delivery                                              Net
                                     Value                           Market           Unrealized
                                     (Local           Cost           Value            Gain/(Loss)
            Currency                Currency)         (USD)           (USD)              (USD)
-------------------------------------------------------------------------------------------------
EURO ........................             2               2                2                  -
Indonesian Rupiah ...........       961,005             283               83               (200)
Japanese Yen ................    44,801,012         365,423          362,894             (2,529)
Philippine Peso .............       154,056           3,567            2,998               (569)
                                                   --------         --------            --------
                                                   $369,275         $365,977            $(3,298)
                                                   ========         ========            ========

6.    RETIREMENT PLAN

The Portfolio has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Portfolio who will have served as independent trustees for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2001, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were $172 and $1,719, respectively.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7.   BANK BORROWINGS

The Portfolio may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of the Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolio has entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the Portfolio. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Portfolio had no borrowings outstanding at April 30, 2001, nor at any time during the six months then ended.

8.   CONCENTRATIONS

At April 30, 2001, substantially all of the Portfolio's net assets consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

At April 30, 2001, the Portfolio invested approximately 21.5% and 25.6% of its net assets in issuers in Japan and the United Kingdom, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region.

9.    SUBSEQUENT EVENT

On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (Formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are listed below.


                                                                                     Deferred
                                                              Chase                Compensation
    Portfolio                                             Reimbursement              Rollover
------------------------------------------------------------------------------------------------
    IEP ..............................................      $4,381                     $6,818

As part of the JPMorgan Fleming Funds "Reorganization Plan" (see Subsequent Event, note 9, in the Funds' Notes to Financial Statements), IEP may be terminated on or about September 1, 2001 or such other date as agreed by the parties to the Reorganization Plan.

-------------------------------------------------------------------------------
JPMORGAN INTERNATIONAL EQUITY FUNDS
SEMI-ANNUAL REPORT

INVESTMENT ADVISER
JPMorgan Fleming Asset
Management

ADMINISTRATOR, SHAREHOLDER AND
FUND SERVICING AGENT AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039


        -C-J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001


                                                                      SAIE-3-601